As filed with the Securities and Exchange Commission on December 5, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Melodie B. Zakaluk

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

RAINIER FUNDS    September 30, 2011

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Portfolio

Mid Cap Equity Portfolio

Small/Mid Cap Equity Portfolio

Balanced Portfolio

Intermediate Fixed Income Portfolio

RAINIER FUNDS    September 30, 2011

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to express my appreciation for your investment in the Rainier Investment Management Mutual Funds (“Rainier Funds” or “Funds”). In this Semiannual Report, you will find unaudited financial statements detailing the expenses and holdings of each Fund for the six month period ending September 30, 2011.

During this period, U.S. equity markets declined across the board. The innumerable collection of events that faced the markets made for an increasingly uncertain and volatile environment. Macro events that topped the list included the continued ramifications from the earthquake, tsunami and nuclear disaster in Japan, the sovereign debt crisis in Europe, the debate over the U.S. debt limit and the lowering of the U.S. credit rating.

Relative equity performance for the six months was slightly below the benchmark as the Funds were generally less exposed to the best-performing defensive areas of the market. The Rainier Intermediate Fixed Income Fund posted positive returns, although it lagged the Barclays Capital U.S. Intermediate Government/Credit Bond Index as investors took a “risk-off” approach to corporate credit by preferring Treasurys over Corporate Bonds.

Looking forward, stocks appear to be inexpensive, particularly if corporate profitability is less impacted in the current market environment than it was in the last recession. Given negative market sentiment and economic challenges throughout the second and third quarters, the timing of a strong market move in response to this opportunity is uncertain. We continue to emphasize companies with financial strength and flexibility, strong cash flows and the ability to withstand the onslaught of an economic downturn should one develop.

Thank you again for your confidence and investment in our Fund family,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Small- and medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Opinions expressed are subject to change, and are not guaranteed, and are not to be considered investment advice.

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Comments from the Investment Adviser

ABOUT THE INVESTMENT ADVISER:

The Investment Adviser to the Funds is Rainier Investment Management, Inc.® (“Rainier”) located in Seattle, Washington. Rainier manages $14.5 billion of discretionary assets primarily for institutional clients.

EQUITY MARKET COMMENTS

During the six-month period ending September 30, 2011, U.S. equity markets declined across the board. Relative performance of Rainier’s equity Funds (“Equity Funds”) for this period was modestly negative as the Equity Funds were generally less exposed to the best-performing areas of the market—defensive sectors such as utilities and consumer staples—and had more representation in sectors with more economic sensitivity, including producer durables and energy.

In the second quarter, absolute returns were flat to slightly positive. If focused only on where the quarter started and ended, one would never have guessed the volatility, anguish and excitement that became part of the general investor experience in the quarter. Given the general tone of risk aversion in the quarter, the best-performing sectors were defensive in nature, reflecting an elevated level of fear. Health care, utilities and consumer staples led the pack. However, in the final days of the quarter, more economically sensitive stocks led the charge, meaningfully outperforming their defensive counterparts.

The market suffered from a trifecta of troubles in the third quarter: investor sentiment took a cue from mounting political dysfunction in Washington; European leaders scrambled to deal with a debt crisis in Greece and its implications for the European banking sector; and finally, as the quarter came to an end, growth decelerated in the emerging world, notably in China. As these troubles settled in, investor sentiment increasingly soured, leading to the largest market decline since the fourth quarter of 2008 and one of the worst of the still-young new century.

Looking forward, stocks appear to be inexpensive, particularly if corporate profitability is less impacted in the current market environment than it was in the last recession. We believe this will be the case. Even so, given negative market sentiment and economic challenges throughout the second and third quarters, the timing of a strong market move in response to this opportunity is uncertain. We continue to emphasize companies with financial strength and flexibility, strong cash flows (*) and the ability to withstand the onslaught of an economic downturn should one develop.

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FIXED INCOME MARKET COMMENTS

The innumerable collection of events that faced the markets—and their potentially conflicting impacts—made for an increasingly uncertain and volatile environment during the six months ended September 30, 2011. Macro events that topped the list during the second quarter included the continued ramifications from the earthquake, tsunami, and nuclear disaster in Japan and the sovereign debt crisis in Greece. Other material events looming over the market included the end of the Federal Reserve’s second round of large-scale asset purchases in June, the debate over the U.S. debt limit, the continuing evolution of the foreclosure crisis and bank regulatory reform, and the spending cuts associated with state and local budgets set that took effect this past summer. As the markets entered the second half of 2011, investors were focused on the aforementioned impact on the underlying fundamentals of the economy, especially the resulting direction of interest rates.

The third quarter was impacted by numerous events that have put the U.S. economy on a slower path of recovery. Investors still must contend with the issues that have plagued markets throughout the year, such as the fear of a sovereign default in Greece, continued high unemployment and the lack of recovery in the housing market. In addition, we have now added a heated political budget deficit battle, complete with calls for reduced government spending and increased taxes—we believe neither of which will stimulate nor contribute to an economic recovery.

Given this slow growth and risk-averse environment, intermediate corporate bond performance lagged in the second and third quarters as investors took a “risk-off” approach by preferring Treasurys over Corporate Bonds. Return of capital was preferred over a return on capital, despite yields of ten-year Treasurys sinking below 2.00%. Investors were drawn to Treasurys for their perceived safe haven status rather than their attractiveness as an investment. Additionally, continued worries about the European sovereign debt crisis coupled with the Federal Reserve’s promise to keep interest rates low for an extended period of time kept demand high for Treasurys throughout the quarter.

Although conditions may worsen before politicians are forced to do what is required in order to avoid a European version of a Lehman Brothers bankruptcy and its consequences, our

See page 67 for index descriptions.	P / 5

baseline expectation is that they will eventually reach a solution. In the meantime, current market skepticism has contributed to wider corporate spreads. Corporate credit fundamentals remain attractive, with companies holding high levels of cash, maintaining relatively low leverage and controlling costs. We continue to overweight corporate bonds in the Rainier Intermediate Fixed Income Fund based on these strong credit fundamentals and attractive valuations as spreads have widened versus low-yielding Treasurys. When financial conditions do improve, we expect investors will again favor the higher yields offered by corporate credit, potentially benefiting Fund performance.

Mutual Fund investing involves risk; principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments for complete Portfolio holdings. Portfolio holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Reference to specific investments should not be construed as a recommendation by the Portfolio or the Investment Adviser to buy or sell securities.

(*) Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

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PORTFOLIO INVESTMENT RETURNS

Large Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011

	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity - Original Shares	-16.87%	-1.45%	-1.37%	-1.97%	2.73%	7.95%
Large Cap Equity - Institutional Shares+	-16.76	-1.18	-1.13	-1.71	2.98	8.10
S&P 500 Index	-13.78	1.14	1.23	-1.18	2.82	7.49
Russell 1000 Growth Index	-12.48	3.78	4.69	1.62	3.01	6.85
Consumer Price Index	1.53	3.87	1.22	2.26	2.44	2.51

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.15% and for Institutional Shares is 0.90% as of 3/31/11, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 67 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Mid Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011

	6 months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Mid Cap Equity - Original Shares	-21.81%	-2.36%	-0.20%	1.10%	–	2.74%
Mid Cap Equity - Institutional Shares	-21.71	-2.13	0.05	1.35	–	2.99
Russell Midcap Index	-18.55	-0.88	3.96	0.56	–	1.63
Russell Midcap Growth Index	-18.03	0.80	5.89	1.64	–	1.98
Consumer Price Index	1.53	3.87	1.22	2.26	–	2.43

Inception date 12/27/05

Gross Expense Ratio for Original Shares is 1.30% and for Institutional Shares is 1.05% as of 3/31/11, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 67 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011

	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Original Shares	-22.69%	-3.09%	-2.53%	-1.64%	6.31%	9.66%
Small/Mid Cap Equity - Institutional Shares+	-22.58	-2.85	-2.29	-1.39	6.56	9.81
Russell 2500 Index	-21.68	-2.22	2.25	0.19	7.08	8.80
Russell 2500 Growth Index	-26.05	0.59	4.56	1.91	6.32	6.83
Consumer Price Index	1.53	3.87	1.22	2.26	2.44	2.51

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.24% and for Institutional Shares is 0.99% as of 3/31/11, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 67 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Balanced Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011

	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Original Shares	-9.74%	0.04%	2.20%	0.82%	3.62%	7.05%
Balanced - Institutional Shares+	-9.63	0.29	2.44	1.06	3.86	7.19
Balanced Index	-6.94	2.12	3.73	1.82	3.91	7.14
S&P 500 Index	-13.78	1.14	1.23	-1.18	2.82	7.49
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	4.57	3.40	7.02	5.92	5.12	6.16
Consumer Price Index	1.53	3.87	1.22	2.26	2.44	2.51

Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.16% and for Institutional Shares is 0.91% as of 3/31/11, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 67 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Intermediate Fixed Income Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011

	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income	2.39%	1.81%	7.33%	5.48%	4.66%	5.57%
Barclays Capital U.S. Intermediate Gov./Credit Bond Index	4.57	3.40	7.02	5.92	5.12	6.16
Citigroup 3-month Treasury Bill Index	0.04	0.11	0.20	1.62	1.92	3.30
Consumer Price Index	1.53	3.87	1.22	2.26	2.44	2.51

Inception date 5/10/94

Gross and Net Expense Ratios are 0.71% and 0.55%, respectively, as of 3/31/11, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/12.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 67 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2011 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/11 and held for the entire period from 4/1/11 to 9/30/11.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$831.30	$832.40	$1,019.30	$1,020.55
Expenses Paid during Period*	$5.22	$4.08	$5.76	$4.50

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Original, 0.89% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

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MID CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$781.90	$782.90	$1,018.50	$1,019.75
Expenses Paid during Period*	$5.79	$4.68	$6.56	$5.30

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.30% for Original, 1.05% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

SMALL/MID CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$733.10	$774.20	$1,018.80	$1,020.05
Expenses Paid during Period*	$5.50	$4.39	$6.26	$5.00

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.24% for Original, 0.99% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

BALANCED PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$902.60	$903.70	$1,019.50	$1,020.75
Expenses Paid during Period*	$5.23	$4.05	$5.55	$4.29

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.10% for Original, 0.85% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

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Fund Expenses

Rainier Funds

September 30, 2011 (Unaudited) continued

INTERMEDIATE FIXED INCOME PORTFOLIO

Expenses Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$1,023.90	$1,022.25
Expenses Paid during Period*	$2.78	$2.78

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

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SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Large Cap Equity Portfolio

Sector Representation as of September 30, 2011 (% of net assets)

COMMON STOCKS (98.9%)
	Shares	Value
CONSUMER DISCRETIONARY (11.4%)
Abercrombie & Fitch Co.	242,360	$14,919,682
Amazon.com, Inc.*	68,370	14,783,645
CBS Corp.	477,250	9,726,355
Coach, Inc.	206,180	10,686,310
Ford Motor Co.*	770,280	7,448,607
Limited Brands, Inc.	325,910	12,550,794
Macy’s, Inc.	371,830	9,786,566
McDonald’s Corp.	110,440	9,698,841
NIKE, Inc. Cl. B	153,730	13,145,452
priceline.com, Inc.*	12,980	5,833,991
Ralph Lauren Corp.	86,190	11,178,843
Total Consumer Discretionary		119,759,086

CONSUMER STAPLES (8.8%)
Church & Dwight Co., Inc.	120,820	5,340,244
Coca-Cola Enterprises, Inc.	454,060	11,297,013
Costco Wholesale Corp.	208,320	17,107,239
Hansen Natural Corp.*	140,770	12,287,813
Kraft Foods, Inc.	622,340	20,898,177
The Coca-Cola Co.	378,650	25,581,594
Total Consumer Staples		92,512,080

ENERGY (9.9%)
Baker Hughes, Inc.	358,030	16,526,665
Chevron Corp.	480,615	44,466,500
Ensco plc - ADR^	247,030	9,987,423

	Shares	Value
Noble Energy, Inc.	65,310	$4,623,948
Schlumberger Ltd.	277,820	16,594,188
SM Energy Co.	190,510	11,554,432
Total Energy		103,753,156

FINANCIALS (11.2%)
Affiliated Managers Group, Inc.*	94,530	7,378,066
American Express Co.	412,680	18,529,332
Ameriprise Financial, Inc.	370,780	14,593,901
CB Richard Ellis Group, Inc.*	762,610	10,264,730
Franklin Resources, Inc.	147,500	14,106,900
Intercontinental Exchange, Inc.*	94,120	11,130,631
JPMorgan Chase & Co.	758,630	22,849,936
MetLife, Inc.	320,370	8,973,564
The PNC Financial Services Group, Inc.	217,890	10,500,119
Total Financials		118,327,179

HEALTH CARE (12.5%)
Agilent Technologies, Inc.*	390,290	12,196,563
Allergan, Inc.	230,775	19,011,245
Biogen Idec, Inc.*	142,810	13,302,752
Celgene Corp.*	166,745	10,324,850
Cerner Corp.*	84,910	5,818,033
CIGNA Corp.	245,060	10,277,816

The accompanying notes are an integral part of these financial statements.

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SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Large Cap Equity Portfolio

continued

	Shares	Value
Express Scripts, Inc.*	272,000	$10,083,040
McKesson Corp.	187,350	13,620,345
Merck & Co., Inc.	194,720	6,369,291
Perrigo Co.	130,050	12,629,155
Shire plc - ADR^	97,340	9,143,146
The Cooper Cos., Inc.	114,470	9,060,301
Total Health Care		131,836,537

INDUSTRIALS (11.7%)
3M Co.	139,130	9,988,143
BE Aerospace, Inc.*	190,320	6,301,495
CSX Corp.	1,085,910	20,273,940
Cummins, Inc.	72,370	5,909,734
Eaton Corp.	311,650	11,063,575
Expeditors International of Washington, Inc.	195,450	7,925,498
Fluor Corp.	135,470	6,306,128
Gardner Denver, Inc.	110,570	7,026,723
Goodrich Corp.	87,840	10,600,531
Joy Global, Inc.	200,870	12,530,271
Precision Castparts Corp.	135,515	21,067,162
WABCO Holdings, Inc.*	110,340	4,177,472
Total Industrials		123,170,672

INFORMATION TECHNOLOGY (23.0%)
Accenture PLC^	223,250	11,760,810
Altera Corp.	207,590	6,545,313
Apple, Inc.*	137,660	52,473,239
Autodesk, Inc.*	320,540	8,904,601
Avago Technologies Ltd.	420,720	13,786,994
Broadcom Corp. Cl. A	374,935	12,481,586
Check Point Software Technologies Ltd.*^	181,255	9,563,014
Corning, Inc.	610,160	7,541,578
EMC Corp.*	788,690	16,554,603
Google, Inc. Cl. A*	34,275	17,630,374
Intuit, Inc.	242,950	11,525,548
MasterCard, Inc. Cl. A	40,150	12,733,974
Oracle Corp.	537,110	15,436,542
QUALCOMM, Inc.	335,940	16,336,762
Rovi Corp.*	176,240	7,574,795
Trimble Navigation Ltd.*	204,840	6,872,382
Visa, Inc.	160,691	13,774,432
Total Information Technology		241,496,547

	Shares	Value
MATERIALS (5.4%)
Albemarle Corp.	129,700	$5,239,880
Allegheny Technologies, Inc.	137,280	5,077,987
E.I. du Pont de Nemours & Co.	357,630	14,294,471
International Flavors & Fragrances, Inc.	140,230	7,883,731
Potash Corp. of Saskatchewan, Inc.^	203,600	8,799,592
Yamana Gold, Inc.^	1,171,580	16,003,783
Total Materials		57,299,444

TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl. A*	348,990	18,775,662
Total Telecommunication Services		18,775,662

UTILITIES (3.2%)
ITC Holdings Corp.	119,870	9,281,534
NiSource, Inc.	291,200	6,225,856
The AES Corp.*	524,850	5,122,536
Xcel Energy, Inc.	513,400	12,675,846
Total Utilities		33,305,772

TOTAL COMMON STOCKS
(cost $959,894,118)		$1,040,236,135

SHORT-TERM INVESTMENTS (1.4%)

MONEY MARKET FUNDS (1.4%)
First American Treasury Obligations Fund 0.000%**	14,876,445	$14,876,445
TOTAL SHORT-TERM INVESTMENTS
(cost $14,876,445)		$14,876,445

TOTAL INVESTMENTS (100.3%)
(cost $974,770,563)		$1,055,112,580

P / 18

Value
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)	$(3,587,975)

TOTAL NET ASSETS (100.0%)	$1,051,524,605

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Mid Cap Equity Portfolio

Sector Representation as of September 30, 2011 (% of net assets)

COMMON STOCKS (97.0%)
	Shares	Value
CONSUMER DISCRETIONARY (15.7%)
Abercrombie & Fitch Co.	196,240	$12,080,534
Dick’s Sporting Goods, Inc.*	250,720	8,389,091
Discovery Communications, Inc. Cl. A*	222,570	8,373,083
Foot Locker, Inc.	339,330	6,817,140
Fossil, Inc.*	51,120	4,143,787
Gentex Corp.	337,090	8,107,015
Hertz Global Holdings, Inc.*	567,550	5,051,195
Jarden Corp.	276,870	7,824,346
Macy’s, Inc.	583,350	15,353,772
Nordstrom, Inc.	233,980	10,688,206
Ralph Lauren Corp.	83,590	10,841,623
Scripps Networks Interactive, Inc. Cl. A	209,130	7,773,362
Snap-On, Inc.	96,350	4,277,940
Tractor Supply Co.	57,060	3,569,103
Under Armour, Inc. Cl. A*	90,830	6,032,021
WABCO Holdings, Inc.*	174,410	6,603,163
Total Consumer Discretionary		125,925,381

CONSUMER STAPLES (3.5%)
Church & Dwight Co., Inc.	165,530	$7,316,426
Corn Products International, Inc.	183,740	7,209,957
GNC Holdings, Inc.*	178,800	3,597,456

	Shares	Value
Hansen Natural Corp.*	108,820	$9,498,898
Total Consumer Staples		27,622,737

ENERGY (10.2%)
Baker Hughes, Inc.	228,600	10,552,176
Energy XXI (Bermuda) Ltd.*^	441,710	9,474,680
Ensco plc - ADR^	239,900	9,699,157
Key Energy Services, Inc.*	961,130	9,121,123
Noble Energy, Inc.	176,170	12,472,836
Plains Exploration & Production Co.*	448,540	10,186,343
SM Energy Co.	161,690	9,806,499
Weatherford International Ltd.*^	859,570	10,495,350
Total Energy		81,808,164

FINANCIAL SERVICES (15.9%)
Affiliated Managers Group, Inc.*	152,470	11,900,283
Alliance Data Systems Corp.*	166,550	15,439,185
Ameriprise Financial, Inc.	329,410	12,965,578
CB Richard Ellis Group, Inc.*	793,850	10,685,221
East West Bancorp, Inc.	388,100	5,786,571
First Niagara Financial Group, Inc.	665,510	6,089,416
Franklin Resources, Inc.	126,150	12,064,986

P / 20

	Shares	Value
Intercontinental Exchange, Inc.*	101,580	$12,012,851
Jones Lang LaSalle, Inc.	121,870	6,314,085
MSCI, Inc. Cl. A*	109,040	3,307,183
Raymond James Financial, Inc.	328,530	8,528,639
Signature Bank*	172,440	8,230,561
SVB Financial Group*	130,850	4,841,450
The PNC Financial Services Group, Inc.	111,560	5,376,077
Wright Express Corp.*	109,250	4,155,870
Total Financial Services		127,697,956

HEALTH CARE (9.3%)
Alexion Pharmaceuticals, Inc.*	103,550	6,633,413
AmerisourceBergen Corp.	243,530	9,076,363
Health Management Associates, Inc. Cl. A*	684,930	4,739,716
HealthSpring, Inc.*	171,560	6,255,077
Masimo Corp.	249,000	5,390,850
Perrigo Co.	149,290	14,497,552
Shire PLC - ADR^	62,310	5,852,779
SXC Health Solutions Corp.*^	133,830	7,454,331
The Cooper Cos., Inc.	111,780	8,847,387
Valeant Pharmaceuticals International, Inc.^	161,610	5,998,963
Total Health Care		74,746,431

MATERIALS AND PROCESSING (7.3%)
Allegheny Technologies, Inc.	172,000	6,362,280
AuRico Gold, Inc.*^	578,850	5,441,190
Cabot Corp.	115,730	2,867,789
International Flavors & Fragrances, Inc.	109,360	6,148,219
Precision Castparts Corp.	64,445	10,018,620
Rockwood Holdings, Inc.*	141,610	4,770,841
Timken Co.	357,600	11,736,432
Yamana Gold, Inc.^	803,400	10,974,444
Total Materials and Processing		58,319,815

PRODUCER DURABLES (15.1%)
Agilent Technologies, Inc.*	268,970	8,405,312
BE Aerospace, Inc.*	342,460	11,338,851

	Shares	Value
Chicago Bridge & Iron Co. N.V.^	447,990	$12,825,954
CSX Corp.	384,260	7,174,134
Cummins, Inc.	67,460	5,508,784
Darling International, Inc.*	544,630	6,856,892
Eaton Corp.	273,800	9,719,900
Esterline Technologies Corp.*	118,250	6,130,080
Expeditors International of Washington, Inc.	167,010	6,772,255
Fluor Corp.	78,340	3,646,727
Genesee & Wyoming, Inc.*	88,410	4,112,833
Goodrich Corp.	53,670	6,476,895
Joy Global, Inc.	192,990	12,038,716
Kennametal, Inc.	254,820	8,342,807
McDermott International, Inc.*^	532,530	5,730,023
Trimble Navigation Ltd.*	163,445	5,483,580
Total Producer Durables		120,563,743

TECHNOLOGY (14.2%)
Altera Corp.	138,250	4,359,023
American Tower Corp. Cl. A*	98,445	5,296,341
Autodesk, Inc.*	231,120	6,420,514
Avago Technologies Ltd.	261,290	8,562,473
Broadcom Corp. Cl. A	134,045	4,462,358
Check Point Software Technologies Ltd.*^	139,530	7,361,603
Citrix Systems, Inc.*	106,840	5,825,985
Cognizant Technology Solutions Corp. Cl. A*	157,470	9,873,369
Coherent, Inc.*	73,710	3,166,582
Cypress Semiconductor Corp.	253,170	3,789,955
F5 Networks, Inc.*	79,690	5,661,974
Intuit, Inc.*	195,800	9,288,752
MICROS Systems, Inc.*	121,545	5,337,041
NetApp, Inc.*	98,125	3,330,362
Polycom, Inc.*	341,150	6,266,925
Red Hat, Inc.*	113,860	4,811,724
Riverbed Technology, Inc.*	260,080	5,191,197
Rovi Corp.*	113,640	4,884,247
SBA Communications Corp.*	152,140	5,245,787
TIBCO Software, Inc.*	220,480	4,936,547
Total Technology		114,072,759

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Mid Cap Equity Portfolio

continued

	Shares	Value
UTILITIES (5.8%)
American Water Works Co., Inc.	201,290	$6,074,932
ITC Holdings Corp.	143,370	11,101,139
NiSource, Inc.	473,650	10,126,637
The AES Corp.*	1,501,590	14,655,519
Xcel Energy, Inc.	189,000	4,666,410
Total Utilities		46,624,637

TOTAL COMMON STOCKS
(cost $831,157,076)		$777,381,623

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS (7.1%)
First American Treasury Obligations Fund 0.000%**	36,359,495	36,359,495
First American Government Obligations Fund 0.000%**	20,406,024	$20,406,024
TOTAL SHORT-TERM INVESTMENTS
(cost $56,765,519)		$56,765,519

TOTAL INVESTMENTS (104.1%)
(cost $887,922,595)		$834,147,142

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.1%)		(32,746,506)

TOTAL NET ASSETS (100.0%)		$801,400,636

ADR - American Depository Receipt.

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

P / 22

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Small/Mid Cap Equity Portfolio

Sector Representation as of September 30, 2011 (% of net assets)

COMMON STOCKS (99.7%)
	Shares	Value
CONSUMER DISCRETIONARY (16.1%)
Abercrombie & Fitch Co.	406,860	$25,046,302
American Axle & Manufacturing Holdings, Inc.*	1,417,750	10,817,433
Dick’s Sporting Goods, Inc.*	666,720	22,308,451
Discovery Communications, Inc. Cl. A*	647,680	24,365,722
Foot Locker, Inc.	992,170	19,932,695
Fossil, Inc.*	148,110	12,005,797
Hertz Global Holdings, Inc.*	1,139,420	10,140,838
Jarden Corp.	673,540	19,034,240
Liberty Media Corp. - Liberty Starz Cl. A*	214,280	13,619,637
Macy’s, Inc.	1,572,770	41,395,307
Nordstrom, Inc.	681,100	31,112,648
Select Comfort Corp.*	1,785,480	24,943,156
Snap-On, Inc.	250,790	11,135,076
Tesla Motors, Inc.*	747,070	18,221,037
The Men’s Wearhouse, Inc.	1,208,830	31,526,286
Tractor Supply Co.	173,580	10,857,429
Under Armour, Inc.*	263,350	17,489,073
WABCO Holdings, Inc.*	643,970	24,380,704
Total Consumer Discretionary		368,331,831

CONSUMER STAPLES (3.9%)
Casey’s General Stores, Inc.	728,080	31,780,692

	Shares	Value
Church & Dwight Co., Inc.	501,870	$22,182,654
Corn Products International, Inc.	242,280	9,507,067
Diamond Foods, Inc.	207,450	16,552,436
GNC Holdings, Inc.*	518,580	10,433,829
Total Consumer Staples		90,456,678

ENERGY (9.5%)
Berry Petroleum Co. Cl. A	480,120	16,986,646
Energy XXI (Bermuda) Ltd.*^	1,769,786	37,961,910
Ensco plc - ADR^	579,760	23,439,697
Key Energy Services, Inc.*	3,672,860	34,855,441
Plains Exploration & Production Co.*	1,453,590	33,011,029
SM Energy Co.	400,250	24,275,162
Swift Energy Co.*	1,234,330	30,043,592
Weatherford International Ltd.*^	1,425,750	17,408,408
Total Energy		217,981,885

FINANCIAL SERVICES (17.4%)
Affiliated Managers Group, Inc.*	428,000	33,405,400
Alliance Data Systems Corp.*	440,120	40,799,124
Cardtronics, Inc.*	763,970	17,510,192
CB Richard Ellis Group, Inc.*	1,250,110	16,826,480

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Small/Mid Cap Equity Portfolio

continued

	Shares	Value
CubeSmart	1,685,960	$14,381,239
East West Bancorp, Inc.	1,224,650	18,259,532
EZCORP, Inc. Cl. A*	351,000	10,017,540
First Niagara Financial Group, Inc.	1,757,310	16,079,387
FirstMerit Corp.	573,740	6,517,686
Intercontinental Exchange, Inc.*	308,020	36,426,445
Jones Lang LaSalle, Inc.	353,490	18,314,317
MarketAxess Holdings, Inc.	831,750	21,642,135
MSCI, Inc. Cl. A*	275,720	8,362,588
Raymond James Financial, Inc.	699,600	18,161,616
Signature Bank*	758,920	36,223,252
SVB Financial Group*	214,050	7,919,850
Texas Capital Bancshares, Inc.*	991,600	22,658,060
UMB Financial Corp.	553,780	17,765,262
Wright Express Corp.*	965,380	36,723,055
Total Financial Services		397,993,160

HEALTH CARE (12.9%)
Alexion Pharmaceuticals, Inc.*	262,350	16,806,141
AmerisourceBergen Corp.	482,540	17,984,266
Health Management Associates, Inc. Cl. A*	1,953,780	13,520,157
HealthSpring, Inc.*	494,000	18,011,240
Incyte Corp. Ltd.*	657,570	9,186,253
IPC The Hospitalist Co, Inc.*	355,030	12,671,021
Jazz Pharmaceuticals, Inc.*	271,280	11,263,546
Masimo Corp.	765,340	16,569,611
Onyx Pharmaceuticals, Inc.*	376,190	11,289,462
Orthofix International N.V.*	413,310	14,263,328
Perrigo Co.	471,640	45,800,960
Seattle Genetics, Inc.*	834,880	15,912,812
Sirona Dental Systems, Inc.*	419,270	17,781,241
SXC Health Solutions Corp.*^	384,110	21,394,927
The Cooper Cos., Inc.	321,410	25,439,602
Thoratec Corp.*	615,310	20,083,718
United Therapeutics Corp.*	200,514	7,517,270
Total Health Care		295,495,555

MATERIALS AND PROCESSING (6.3%)
AuRico Gold, Inc.*^	2,376,000	22,334,400
Cabot Corp.	408,320	10,118,169

	Shares	Value
Carpenter Technology Corp.	405,370	$18,197,059
LSB Industries, Inc.*	590,710	16,935,656
Rockwood Holdings, Inc.*	820,520	27,643,319
Timken Co.	969,240	31,810,457
Yamana Gold, Inc.^	1,296,550	17,710,873
Total Materials and Processing		144,749,933

PRODUCER DURABLES (14.1%)
AAR Corp.	746,370	12,441,988
BE Aerospace, Inc.*	1,165,850	38,601,293
Chicago Bridge & Iron Co. N.V.^	1,408,020	40,311,613
Esterline Technologies Corp.*	381,250	19,764,000
Expeditors International of Washington, Inc.	171,700	6,962,435
Fluor Corp.	227,920	10,609,676
Forward Air Corp.	306,160	7,791,772
Gardner Denver, Inc.	183,100	11,636,005
Genesee & Wyoming, Inc.*	255,140	11,869,113
Joy Global, Inc.	523,680	32,667,158
Kansas City Southern*	243,440	12,162,262
Kennametal, Inc.	737,390	24,142,149
McDermott International, Inc.*^	1,448,150	15,582,094
Steelcase, Inc. Cl. A	2,794,040	17,630,392
Titan International, Inc.	649,640	9,744,600
Trimble Navigation Ltd.*	497,965	16,706,726
Triumph Group, Inc.	519,970	25,343,338
Woodward, Inc.	306,000	8,384,400
Total Producer Durables		322,351,014

TECHNOLOGY (15.5%)
ACI Worldwide, Inc.*	696,760	19,188,770
Acme Packet, Inc.*	257,480	10,966,073
ADTRAN, Inc.	403,660	10,680,844
Avago Technologies Ltd.	760,840	24,932,727
Check Point Software Technologies Ltd.*^	401,430	21,179,447
Citrix Systems, Inc.*	307,820	16,785,425
Coherent, Inc.*	324,890	13,957,274
Concur Technologies, Inc.*	192,115	7,150,520
Cypress Semiconductor Corp.	732,610	10,967,172
F5 Networks, Inc.*	229,510	16,306,686

P / 24

	Shares	Value
Fabrinet*^	668,960	$12,509,552
FEI Co.*	754,740	22,612,010
Finisar Corp.*	652,940	11,452,568
Ixia*	1,074,160	8,238,807
Mellanox Technologies Ltd*^	373,360	11,656,299
MICROS Systems, Inc.*	381,149	16,736,253
NetApp, Inc.*	318,025	10,793,768
Polycom, Inc.*	991,300	18,210,181
Red Hat, Inc.*	331,400	14,004,964
Riverbed Technology Inc.*	746,490	14,899,940
Rogers Corp.*	329,860	12,907,422
SBA Communications Corp. Cl. A*	634,750	21,886,180
Taleo Corp. Cl. A*	561,070	14,430,720
TIBCO Software, Inc.*	618,850	13,856,052
Total Technology		356,309,654

UTILITIES (4.0%)
ALLETE, Inc.	194,870	7,138,088
American Water Works Co., Inc.	563,030	16,992,245
ITC Holdings Corp.	451,615	34,968,550
The AES Corp.*	3,268,740	31,902,902
Total Utilities		91,001,785

TOTAL COMMON STOCKS
(cost $2,454,784,450)		$2,284,671,495

SHORT-TERM INVESTMENTS (0.6%)

MONEY MARKET MUTUAL FUNDS (0.6%)
First American Treasury Obligations Fund 0.0000%**	13,574,139	13,574,139
TOTAL SHORT-TERM INVESTMENTS
(cost $13,574,139)		$13,574,139

TOTAL INVESTMENTS (100.3%)
(cost $2,468,358,589)		$2,298,245,634

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(6,439,036)

TOTAL NET ASSETS (100.0%)		$2,291,806,598

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Balanced Portfolio

Investment Allocation as of September 30, 2011 (% of net assets)

COMMON STOCKS (59.8%)
	Shares	Value
CONSUMER DISCRETIONARY (6.9%)
Abercrombie & Fitch Co.	8,510	$523,876
Amazon.com, Inc.*	2,380	514,627
CBS Corp. Cl. B	16,880	344,014
Coach, Inc.	7,290	377,841
Ford Motor Co.*	27,040	261,477
Limited Brands, Inc.	11,360	437,473
Macy’s, Inc.	13,140	345,845
McDonalds Corp.	3,840	337,229
NIKE, Inc. Cl. B	5,435	464,747
priceline.com, Inc.*	460	206,752
Ralph Lauren Corp.	2,980	386,506
Total Consumer Discretionary		4,200,387

CONSUMER STAPLES (5.3%)
Church & Dwight Co., Inc.	4,210	186,082
Coca-Cola Enterprises, Inc.	16,120	401,066
Costco Wholesale Corp.	7,170	588,800
Hansen Natural Corp.*	4,890	426,848
Kraft Foods, Inc.	22,000	738,760
The Coca-Cola Co.	13,190	891,116
Total Consumer Staples		3,232,672

ENERGY (6.0%)
Baker Hughes, Inc.	13,170	607,927
Chevron Corp.	16,755	1,550,173
Ensco plc - ADR^	8,740	353,358
Noble Energy, Inc.	2,310	163,548
Schlumberger Ltd.	9,830	587,146
SM Energy Co.	6,730	408,174
Total Energy		3,670,326

	Shares	Value
FINANCIALS (6.7%)
Affiliated Managers Group, Inc.*	3,250	$253,663
American Express Co.	14,360	644,764
Ameriprise Financial, Inc.	12,740	501,446
CB Richard Ellis Group, Inc.*	26,430	355,748
Franklin Resources, Inc.	5,130	490,633
IntercontinentalExchange, Inc.*	3,200	378,432
JPMorgan Chase & Co.	26,375	794,415
MetLife, Inc.	10,980	307,550
The PNC Financial Services Group, Inc.	7,700	371,063
Total Financials		4,097,714

HEALTH CARE (7.6%)
Agilent Technologies, Inc.*	13,570	424,063
Allergan, Inc.	8,155	671,809
Biogen Idec, Inc.*	5,020	467,613
Celgene Corp.*	5,900	365,328
Cerner Corp.*	3,000	205,560
CIGNA Corp.	8,530	357,748
Express Scripts, Inc.*	9,270	343,639
McKesson Corp.	6,530	474,731
Merck & Co., Inc.	8,690	284,250
Perrigo Co.	4,600	446,706
Shire plc - ADR^	3,390	318,423
The Cooper Cos., Inc.	4,050	320,557
Total Health Care		4,680,427

P / 26

	Shares	Value
INDUSTRIALS (7.1%)
3M Co.	4,920	$353,207
BE Aerospace, Inc.*	6,550	216,870
CSX Corp.	38,430	717,488
Cummins, Inc.	2,520	205,783
Eaton Corp.	11,550	410,025
Expeditors International of Washington, Inc.	6,910	280,200
Fluor Corp.	4,760	221,578
Gardner Denver, Inc.	3,910	248,481
Goodrich Corp.	3,010	363,247
Joy Global, Inc.	7,100	442,898
Precision Castparts Corp.	4,965	771,859
WABCO Holdings, Inc.*	3,730	141,218
Total Industrials		4,372,854

INFORMATION TECHNOLOGY (13.9%)
Accenture plc^	7,890	415,645
Altera Corp.	7,340	231,430
Apple, Inc.*	4,900	1,867,782
Autodesk, Inc.*	11,250	312,525
Avago Technologies Ltd.	14,670	480,736
Broadcom Corp. Cl. A	13,160	438,097
Check Point Software Technologies Ltd.*^	6,365	335,817
Corning, Inc.	21,410	264,627
EMC Corp.*	27,685	581,108
Google, Inc. Cl. A*	1,210	622,400
Intuit, Inc.*	8,590	407,510
Mastercard, Inc. Cl. A	1,420	450,367
Oracle Corp.	18,725	538,157
QUALCOMM, Inc.	11,710	569,457
Rovi Corp.*	6,140	263,897
Trimble Navigation Ltd*	7,125	239,044
Visa, Inc.	5,588	479,004
Total Information Technology		8,497,603

MATERIALS (3.3%)
Albemarle Corp.	4,590	185,436
Allegheny Technologies, Inc.	4,700	173,853
E.I. du Pont de Nemours & Co.	12,430	496,827
International Flavors & Fragrances, Inc.	4,950	278,289
Potash Corp. of Saskatchewan, Inc.^	7,100	306,862

	Shares	Value
Yamana Gold, Inc.^	41,420	$565,797
Total Materials		2,007,064

TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp. Cl. A*	12,895	693,751
Total Telecommunication Services		693,751

UTILITIES (1.9%)
ITC Holdings Corp.	4,120	319,011
NiSource, Inc.	12,220	261,264
The AES Corp.*	17,980	175,485
Xcel Energy, Inc.	17,590	434,297
Total Utilities		1,190,057

TOTAL COMMON STOCKS
(cost $33,542,758)		$36,642,855

DEBT SECURITIES (38.8%)
	Principal Amount	Value

CORPORATE BONDS (30.0%)

FINANCE (22.1%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$515,000	576,726
2.600%, 11/23/2015	85,000	86,056
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	318,063
American Express Co.
7.000%, 03/19/2018	290,000	343,534
Bank of America Corp.
5.650%, 05/01/2018	330,000	313,767
BlackRock, Inc.
5.000%, 12/10/2019	125,000	137,271
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	315,000	351,645
1.650%, 04/01/2014	200,000	202,777
Citigroup, Inc.:
5.000%, 09/15/2014	560,000	549,595
4.750%, 05/19/2015	325,000	333,317
Comerica, Inc.
3.000%, 09/16/2015	200,000	198,870

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Balanced Portfolio

continued

	Principal Amount	Value
Credit Suisse First Boston:^
5.000%, 05/15/2013	$150,000	$155,089
5.400%, 01/14/2020	200,000	192,457
General Electric Capital Corp.
5.625%, 09/15/2017	965,000	1,059,889
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	475,567
HSBC Financial Corp.
6.375%, 10/15/2011	500,000	500,726
Lloyds TSB Bank plc^
4.875%, 01/21/2016	150,000	148,004
MetLife, Inc.
6.750%, 06/01/2016	325,000	374,170
Morgan Stanley
4.750%, 04/01/2014	905,000	860,532
ORIX Corp.^
4.710%, 04/27/2015	165,000	171,217
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	441,058
Royal Bank of Canada^
2.875%, 04/19/2016	750,000	777,905
Simon Property Group LP
5.875%, 03/01/2017	165,000	185,672
State Street Corp.
2.875%, 03/07/2016	495,000	506,479
The Bear Stearns & Cos., Inc.:
5.700%, 11/15/2014	420,000	453,261
5.550%, 01/22/2017	425,000	445,325
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	300,712
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	474,204
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	437,642
The Western Union Co.:
5.400%, 11/17/2011	250,000	251,402
5.930%, 10/01/2016	90,000	102,928
Toyota Motor Credit Corp.:
3.200%, 06/17/2015	160,000	168,022
2.800%, 01/11/2016	350,000	357,883
2.000%, 09/15/2016	60,000	59,795
Wachovia Corp.:
5.500%, 05/01/2013	375,000	398,646
4.875%, 02/15/2014	155,000	161,309
5.250%, 08/01/2014	210,000	220,459

	Principal Amount	Value
Wells Fargo Co.:
3.750%, 10/01/2014	$250,000	$264,176
3.625%, 04/15/2015	155,000	161,529
Total Finance		13,517,679

INDUSTRIALS (7.5%)
Alltel Corp.
7.000%, 07/01/2012	250,000	261,050
Amgen, Inc.
4.500%, 03/15/2020	60,000	67,034
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	732,813
ArcelorMittal SA Luxembourg^
5.375%, 06/01/2013	130,000	132,705
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	120,000	134,940
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	147,445
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	190,000	202,586
Cisco Systems, Inc.
4.450%, 01/15/2020	430,000	476,283
Corn Products International, Inc.
3.200%, 11/01/2015	120,000	123,124
Nokia Corp.^
5.375%, 05/15/2019	220,000	214,918
Petrobras International Finance Co.^
5.375%, 01/27/2021	195,000	199,095
Sanofi-Aventis SA^
2.625%, 03/29/2016	150,000	155,353
Shell International Financial BV^
4.375%, 03/25/2020	200,000	225,007
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	133,396
Statoil ASA^
3.125%, 08/17/2017	430,000	456,083
Telefonica Emisiones SAU^
5.462%, 02/16/2021	80,000	76,103
Teva Pharmaceuticals Finance II BV^
3.000%, 06/15/2015	55,000	57,704
Total Capital SA^
4.450%, 06/24/2020	195,000	218,403
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	178,237
WMC Financial USA Ltd.^
5.125%, 05/15/2013	350,000	372,263

P / 28

	Principal Amount	Value
Zimmer Holdings, Inc.
4.625%, 11/30/2019	$50,000	$55,329
Total Industrials		4,619,871

UTILITIES (0.4%)
Qwest Corp.
7.625%, 06/15/2015	205,000	220,375
Total Utilities		220,375

TOTAL CORPORATE BONDS
(cost $17,802,777)		$18,357,925

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	404,234	447,904
TOTAL MORTGAGE PASS- THROUGH SECURITIES
(cost $404,532)		$447,904

U.S. GOVERNMENT AGENCY (2.4%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	920,999
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	541,092
TOTAL U.S. GOVERNMENT AGENCY
(cost $1,329,113)		$1,462,091

U.S. TREASURY NOTES (5.7%)
0.625%, 04/30/2013	260,000	261,614
0.750%, 12/15/2013	120,000	121,153
2.625%, 06/30/2014	400,000	424,219
2.375%, 08/31/2014	425,000	448,939
4.250%, 11/15/2014	250,000	279,278
2.500%, 04/30/2015	1,125,000	1,201,728
2.250%, 11/30/2017	685,000	725,886
TOTAL U.S. TREASURY NOTES
(cost $3,263,230)		$3,462,817

TOTAL DEBT SECURITIES
(cost $22,799,652)		$23,730,737

SHORT-TERM INVESTMENTS
	Shares	Value

MONEY MARKET FUNDS (2.9%)
First American Treasury Obligations Fund 0.000%**	1,788,022	$1,788,022
TOTAL SHORT-TERM INVESTMENTS
(cost $1,788,022)		$1,788,022

TOTAL INVESTMENTS (101.5%)
(cost $58,130,432)		$62,161,614

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)		(943,696)

TOTAL NET ASSETS (100.0%)		$61,217,918

ADR - American Depository Receipt.

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) is used in the Equity portion of the Portfolio and was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Intermediate Fixed Income Portfolio

Investment Allocation as of September 30, 2011 (% of net assets)

DEBT SECURITIES (98.3%)
	Principal Amount	Value
ASSET-BACKED SECURITIES (0.3%)
Bank of America Credit Card Trust
Series 2007-8A,
5.590%, 11/15/2014	$300,000	$310,679
TOTAL ASSET-BACKED SECURITIES
(cost $299,884)		$310,679

CORPORATE BONDS (74.1%)

FINANCE (51.4%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	1,985,000	2,222,916
2.600%, 11/23/2015	415,000	420,155
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,648,626
American Express Co.
7.000%, 03/19/2018	1,225,000	1,451,135
Bank of America Corp.
5.650%, 05/01/2018	1,485,000	1,411,951
BlackRock, Inc.
5.000%, 12/10/2019	490,000	538,103
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,388,951
1.650%, 04/01/2014	830,000	841,525
Citigroup, Inc.:
5.000%, 09/15/2014	2,380,000	2,335,780
4.750%, 05/19/2015	1,390,000	1,425,571

	Principal Amount	Value
Comerica, Inc.
3.000%, 09/16/2015	$910,000	$904,860
Credit Suisse First Boston^
5.000%, 05/15/2013	950,000	982,232
5.400%, 01/14/2020	820,000	789,073
General Electric Capital Corp.
5.625%, 09/15/2017	4,095,000	4,497,666
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,855,000	1,857,213
HSBC Finance Corp.
6.375%, 10/15/2011	1,490,000	1,492,162
Lloyds TSB Bank plc^
4.875%, 01/21/2016	600,000	592,014
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,531,217
Morgan Stanley
4.750%, 04/01/2014	3,935,000	3,741,650
ORIX Corp.^
4.710%, 04/27/2015	680,000	705,624
Prudential Financial, Inc.
5.150%, 01/15/2013	2,220,000	2,303,878
Royal Bank of Canada^
2.875%, 04/19/2016	3,220,000	3,339,807
Simon Property Group LP
5.875%, 03/01/2017	730,000	821,458
State Street Corp.
2.875%, 03/07/2016	2,030,000	2,077,076

P / 30

	Principal Amount	Value
The Bear Stearns & Co., Inc.:
5.700%, 11/15/2014	$1,780,000	$ 1,920,962
5.550%, 01/22/2017	1,720,000	1,802,257
The Charles Schwab Corp.
4.950%, 06/01/2014	1,525,000	1,667,581
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,995,000	2,056,604
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,622,194
The Western Union Co.:
5.400%, 11/17/2011	1,025,000	1,030,748
5.930%, 10/01/2016	400,000	457,455
Toyota Motor Credit Corp.:
3.200%, 06/17/2015	705,000	740,345
2.800%, 01/11/2016	1,430,000	1,462,209
2.000%, 09/15/2016	430,000	428,530
Wachovia Corp.:
5.500%, 05/01/2013	1,430,000	1,520,171
4.875%, 02/15/2014	850,000	884,597
5.250%, 08/01/2014	660,000	692,870
Wells Fargo & Co.:
3.750%, 10/01/2014	1,180,000	1,246,911
3.625%, 04/15/2015	660,000	687,802
Total Finance		58,541,879

INDUSTRIALS (21.9%)
Alltel Corp.
7.000%, 07/01/2012	530,000	553,425
Analog Devices, Inc.
5.000%, 07/01/2014	2,830,000	3,095,313
ArcelorMittal SA Luxembourg^
5.375%, 06/01/2013	630,000	643,110
Archer-Daniels-Midland Co.
4.700%, 03/01/2021	505,000	567,873
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	648,760
BHP Billiton Financial USA Ltd.^
5.125%, 03/29/2012	500,000	510,487
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	852,994
Cisco System, Inc.
4.450%, 01/15/2020	1,045,000	1,157,480
Corn Products International, Inc.
3.200%, 11/01/2015	545,000	559,187
Hewlett-Packard Co.
0.435%, 09/13/2012	860,000	858,467

	Principal Amount	Value
Nokia Corp.^
5.375%, 05/15/2019	$1,025,000	$ 1,001,321
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,387,870
PepsiCo,Inc.:
0.347%, 05/10/2013	355,000	355,191
3.750%, 03/01/2014	635,000	678,451
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	801,485
Sanofi-Aventis SA^
2.625%, 03/29/2016	620,000	642,125
Shell International Financial BV^
4.375%, 03/25/2020	835,000	939,406
St. Jude Medical, Inc.
3.750%, 07/15/2014	340,000	362,836
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,105,406
Telefonica Emisiones SAU^
5.462%, 02/16/2021	340,000	323,437
Teva Pharmaceuticals Financial II BV^
3.000%, 06/15/2015	230,000	241,309
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,136,987
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	754,370
Time Warner Cable, Inc.
6.750%, 07/01/2018	500,000	582,632
Total Capital SA^
4.450%, 06/24/2020	835,000	935,213
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,050,627
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	772,361
WMC Financial USA Ltd.^
5.125%, 05/15/2013	1,285,000	1,366,736
Total Industrials		24,884,859

UTILITIES (0.8%)
Qwest Corp.
7.625%, 06/15/2015	835,000	897,625
Total Utilities		897,625

TOTAL CORPORATE BONDS
(cost $81,617,244)		$84,324,363

The accompanying notes are an integral part of these financial statements.

P / 31

SCHEDULES OF INVESTMENTS September 30, 2011 (Unaudited)

Rainier Intermediate Fixed Income Portfolio

continued

	Principal Amount	Value

MORTGAGE PASS-THROUGH SECURITIES (1.7%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267,
6.500%, 08/01/2036	$144,033	$160,775
		160,775
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	420,868	466,335
Pool #255813, 5.000%, 08/01/2035	412,079	444,973
Pool #735897, 5.500%, 10/01/2035	261,072	285,074
Pool #256022, 5.500%, 12/01/2035	516,335	563,805
		1,760,187

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $1,746,827)		$1,920,962

U.S. GOVERNMENT AGENCY (10.2%)
Federal Home Loan Bank
3.625%, 05/29/2013	385,000	405,744
5.500%, 08/13/2014	765,000	870,789
5.625%, 06/13/2016	1,550,000	1,730,361
		3,006,894
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	350,000	366,236
4.500%, 07/15/2013	2,700,000	2,899,733
4.750%, 01/19/2016	500,000	577,763
5.250%, 04/18/2016	2,100,000	2,481,089
		6,324,821
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	158,708
4.125%, 04/15/2014	340,000	370,411
4.375%, 10/15/2015	810,000	919,570
5.240%, 08/07/2018	805,000	871,159
		2,319,848

TOTAL U.S. GOVERNMENT AGENCY
(cost $10,677,186)		$11,651,563

	Principal Amount	Value

U.S. TREASURY NOTES (12.0%)
1.000%, 10/31/2011	$495,000	$495,445
0.750%, 05/31/2012	1,300,000	1,305,377
0.625%, 12/31/2012	500,000	502,715
1.375%, 03/15/2013	1,230,000	1,250,377
0.625%, 04/30/2013	1,000,000	1,006,207
3.500%, 05/31/2013	1,125,000	1,185,162
4.250%, 08/15/2013	1,335,000	1,433,665
4.750%, 05/15/2014	810,000	902,011
2.250%, 11/30/2017	2,400,000	2,543,251
2.625%, 11/15/2020	2,800,000	2,994,687
TOTAL U.S. TREASURY NOTES
(cost $12,779,791)		$13,618,897

TOTAL DEBT SECURITIES
(cost $107,120,932)		$111,826,464

SHORT-TERM INVESTMENTS (1.2%)

MONEY MARKET FUNDS (1.2%)
First American Treasury Obligations Fund
0.0000%*	1,318,359	1,318,359
TOTAL SHORT-TERM INVESTMENTS
(cost $1,318,359)		$1,318,359

TOTAL INVESTMENTS (99.5%)
(cost $108,439,291)		$113,144,823

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		651,334

TOTAL NET ASSETS (100.0%)		$113,796,157

*Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

P / 32

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

P / 33

Statements of Assets and Liabilities

Rainier Funds

September 30, 2011 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
ASSETS
Investments in securities, at cost	$974,770,563	$887,922,595

Investments in securities, at value (Note 2,5)	$1,055,112,580	$834,147,142
Cash	46,279	47,763
Receivables
Investment securities sold	11,235,361	9,596,159
Dividends and interest	1,069,125	333,477
Fund shares sold	9,171,433	17,015,952
Prepaid expenses	40,212	36,563

Total assets	1,076,674,990	861,177,056

LIABILITIES
Payables
Investment securities purchased	15,897,053	58,113,440
Fund shares redeemed	7,837,108	558,831
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	685,388	565,163
Due under Distribution Plan – Original Shares (Note 7)	162,754	106,542
Accrued expenses	350,454	383,784
Deferred Trustees compensation (Note 3)	217,628	48,660

Total liabilities	25,150,385	59,776,420

Net Assets	$1,051,524,605	$801,400,636

COMPONENTS OF NET ASSETS
Paid-in capital	$1,138,669,066	$985,276,153
Accumulated undistributed net investment income (loss)	4,062,935	(48,660)
Accumulated undistributed net realized gain (loss) on investments	(171,549,413)	(130,051,404)
Net unrealized appreciation (depreciation) on investments	80,342,017	(53,775,453)

Net assets	$1,051,524,605	$801,400,636

Original shares
Net assets applicable to shares outstanding	$384,795,129	$236,353,300
Shares outstanding	17,504,764	6,962,494
Net asset value, offering and redemption price per share	$21.98	$33.95

Institutional shares
Net assets applicable to shares outstanding	$666,729,476	$565,047,336
Shares outstanding	30,034,249	16,411,788
Net asset value, offering and redemption price per share	$22.20	$34.43

The accompanying notes are an integral part of these financial statements.

P / 34

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$2,468,358,589	$58,130,432	$108,439,291

$2,298,245,634	$62,161,614	$113,144,823
154,418	1,560	–

25,638,710	385,501	–
711,960	313,106	1,257,268
3,386,028	27,626	14,551
37,962	18,405	14,405

2,328,174,712	62,907,812	114,431,047

29,875,578	1,565,432	–
3,194,042	486	520,332
–	4	1,806
1,735,106	36,609	27,316

445,592	12,936	19,034
714,960	20,759	23,471
402,836	53,668	42,931

36,368,114	1,689,894	634,890

$2,291,806,598	$61,217,918	$113,796,157

$3,164,137,034	$60,499,489	$108,227,300

(402,836)	33,624	26,515

(701,814,645)	(3,346,377)	836,810
(170,112,955)	4,031,182	4,705,532

$2,291,806,598	$61,217,918	$113,796,157

$1,221,140,267	$33,213,102	$113,796,157
44,307,322	2,338,491	8,642,938

$27.56	$14.20	$13.17

$1,070,666,331	$28,004,816
37,849,938	1,959,952	–

$28.29	$14.29	–

The accompanying notes are an integral part of these financial statements.

P / 35

Statements of Operations

Rainier Funds

For the six months ending September 30, 2011 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $76,975, $9,407, $18,924, $2,548, and $0, respectively	$6,609,728	$2,552,975
Interest	9	47

Total income	6,609,737	2,553,022

Expenses
Investment advisory fees (Note 3)	4,671,034	3,847,445
Distribution fees – Original shares (Note 7)	603,729	487,390
Administration fees* (Note 3)	732,108	638,610
Reports to shareholders	64,261	181,682
Registration expense	30,571	31,677
Audit fees	6,664	16,348
Trustee fees (Note 3)	291	11,186
Legal fees	6,598	6,500
Miscellaneous expense	42,682	27,104
Interest expense (Note 2)	736	–

Total expenses	6,158,674	5,247,942
Less: fees waived and expenses absorbed (Note 3)	–	–

Net expenses	6,158,674	5,247,942

Net investment income (loss)	451,063	(2,694,920)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	71,207,714	83,809,869
Net change in unrealized appreciation/ depreciation on investments	(288,691,507)	(296,858,034)

Net realized and unrealized gain (loss) on investments	(217,483,793)	(213,048,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(217,032,730)	$(215,743,085)

* Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

P / 36

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$6,671,506	$220,894	$–
8	495,999	2,182,046

6,671,514	716,893	2,182,046

12,379,989	239,756	290,965
1,978,665	47,010	58,193
1,731,821	29,095	34,407
184,804	2,022	1,309
27,200	15,312	12,467
11,450	7,636	7,561
13,615	(4,435)	(3,172)
24,126	586	1,385
89,807	2,726	4,111
660	–	–

16,442,137	339,708	407,226

–	–	(87,165)

16,442,137	339,708	320,061

(9,770,623)	377,185	1,861,985

378,350,991	1,981,051	680,694

(1,050,956,445)	(9,047,312)	204,378

(672,605,454)	(7,066,261)	885,072

$(682,376,077)	$(6,689,076)	$2,747,057

The accompanying notes are an integral part of these financial statements.

P / 37

Statements of Changes in Net Assets

Rainier Funds

September 30, 2011 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO
	SIX MONTHS ENDING SEPTEMBER 30, 2011 (Unaudited)	FISCAL YEAR ENDING MARCH 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$451,063	$3,799,361
Net realized gain (loss) on investments	71,207,714	156,004,050
Net change in unrealized appreciation/ depreciation on investments	(288,691,507)	68,498,847

Increase (decrease) in net assets resulting from operations	(217,032,730)	228,302,258

Distributions to shareholders
From net investment income
Original shares	–	(2,303,280)
Institutional shares	–	(4,188,018)

Decrease in net assets from distributions	–	(6,491,298)

Capital share transactions
Proceeds from shares sold
Original shares	35,597,065	82,321,979
Institutional shares	105,492,174	226,563,054
Proceeds from shares reinvested
Original shares	–	2,161,410
Institutional shares	–	4,029,708
Cost of shares redeemed
Original shares	(106,328,922)	(330,476,437)
Institutional shares	(128,021,052)	(392,739,994)

Net increase (decrease) from capital share transactions	(93,260,735)	(408,140,280)

Net increase (decrease) in net assets	(310,293,465)	(186,329,320)
NET ASSETS
Beginning of year	1,361,818,070	1,548,147,390

End of year	$1,051,524,605	$1,361,818,070

Accumulated undistributed net investment income (loss)	$4,062,935	$3,611,872

Original shares
Shares sold	1,454,117	3,563,441
Shares issued on reinvestment of distributions	–	87,330
Shares redeemed	(4,374,665)	(14,060,581)

Net increase (decrease) in shares outstanding	(2,920,548)	(10,409,810)

Institutional shares
Shares sold	4,156,888	9,467,754
Shares issued on reinvestment of distributions	–	161,511
Shares redeemed	(4,935,136)	(15,961,310)

Net increase (decrease) in shares outstanding	(778,248)	(6,332,045)

The accompanying notes are an integral part of these financial statements.

P / 38

MID CAP EQUITY PORTFOLIO		SMALL/MID CAP EQUITY PORTFOLIO
SIX MONTHS ENDING SEPTEMBER 30, 2011 (Unaudited)	FISCAL YEAR ENDING MARCH 31, 2011	SIX MONTHS ENDING SEPTEMBER 30, 2011 (Unaudited)	FISCAL YEAR ENDING MARCH 31, 2011

$(2,694,920)	$(3,481,189)	$(9,770,623)	$(16,384,283)
83,809,869	116,697,106	378,350,991	607,054,544

(296,858,034)	91,493,058	(1,050,956,445)	155,145,393

(215,743,085)	204,708,975	(682,376,077)	745,815,654

–	–	–	–
–	–	–	–

–	–	–	–

63,025,596	111,537,150	108,366,856	161,178,309
322,888,723	195,280,295	143,497,887	306,667,826

–	–	–	–
–	–	–	–

(221,931,129)	(135,841,364)	(300,653,049)	(687,135,318)
(80,953,949)	(140,125,205)	(203,822,980)	(608,542,314)

83,029,241	30,850,876	(252,611,286)	(827,831,497)

(132,713,844)	235,559,851	(934,987,363)	(82,015,843)

934,114,480	698,554,629	3,226,793,961	3,308,809,804

$801,400,636	$934,114,480	$2,291,806,598	$3,226,793,961

$(48,660)	$(47,824)	$(402,836)	$(8,351,016)

1,491,089	3,067,423	3,256,817	5,354,412

–	–	–	–
(5,271,268)	(3,875,578)	(8,929,908)	(23,509,088)

(3,780,179)	(808,155)	(5,673,091)	(18,154,676)

7,756,081	5,265,865	4,201,824	10,010,181

–	–	–	–
(1,976,765)	(3,879,644)	(5,904,482)	(21,059,282)

5,779,316	1,386,221	(1,702,658)	(11,049,101)

The accompanying notes are an integral part of these financial statements.

P / 39

Statements of Changes in Net Assets

Rainier Funds

September 30, 2011 (Unaudited)

	BALANCED PORTFOLIO
	SIX MONTHS ENDING SEPTEMBER 30, 2011 (Unaudited)	FISCAL YEAR ENDING MARCH 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$377,185	$934,816
Net realized gain on investments	1,981,051	6,717,901
Net change in unrealized appreciation/ depreciation on investments	(9,047,312)	1,298,020

Increase (decrease) in net assets resulting from operations	(6,689,076)	8,950,737

Distributions to shareholders
From net investment income
Original shares	(182,220)	(520,054)
Institutional shares	(187,403)	(414,620)
From net realized gain on investments sold
Original shares	–	–
Institutional shares	–	–

Decrease in net assets from distributions	(369,623)	(934,674)

Capital share transactions
Proceeds from shares sold
Original shares	1,080,653	3,972,196
Institutional shares	1,100,232	2,283,715
Proceeds from shares reinvested
Original shares	182,203	519,882
Institutional shares	187,403	414,620
Cost of shares redeemed
Original shares	(3,964,459)	(20,611,979)
Institutional shares	(2,147,238)	(4,160,577)

Net increase (decrease) from capital share transactions	(3,561,206)	(17,582,143)

Net increase (decrease) in net assets	(10,619,905)	(9,566,080)
NET ASSETS
Beginning of year	71,837,823	81,403,903

End of year	$61,217,918	$71,837,823

Accumulated undistributed net investment income (loss)	$33,624	$26,062

Original shares
Shares sold	70,221	274,336
Shares issued on reinvestment of distributions	11,846	36,113
Shares redeemed	(255,862)	(1,394,379)

Net increase (decrease) in shares outstanding	(173,795)	(1,083,930)

Institutional shares
Shares sold	69,385	153,723
Shares issued on reinvestment of distributions	12,188	28,440
Shares redeemed	(138,401)	(282,101)

Net increase (decrease) in shares outstanding	(56,828)	(99,938)

The accompanying notes are an integral part of these financial statements.

P / 40

INTERMEDIATE FIXED INCOME PORTFOLIO
SIX MONTHS ENDING SEPTEMBER 30, 2011 (Unaudited)	FISCAL YEAR ENDING MARCH 31, 2011

$1,861,985	$4,099,750
680,694	2,704,090

204,378	(719,455)

2,747,057	6,084,385

(1,852,235)	(4,105,050)
–	–

–	(924,007)
–	–

(1,852,235)	(5,029,057)

17,357,764	22,724,861
–	–

1,841,227	5,000,556
–	–

(16,874,468)	(48,953,825)
–	–

2,324,523	(21,228,408)

3,219,345	(20,173,080)

110,576,812	130,749,892

$113,796,157	$110,576,812

$26,515	$16,765

1,316,449	1,710,898
139,118	378,315
(1,275,677)	(3,664,409)

179,890	(1,575,196)

–	–
–	–
–	–

–	–

The accompanying notes are an integral part of these financial statements.

P / 41

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO – ORIGINAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$26.44		$22.69	$16.21	$27.27	$28.46	$28.00

Income (loss) from investment operations:

Net investment income (loss)	(0.01	)*	0.03 *	0.09	0.09	0.09 *	0.08 *

Net realized and unrealized gain (loss) on investments	(4.45)		3.82	6.49	(11.05)	1.08	2.49

Total from investment operations	(4.46)		3.85	6.58	(10.96)	1.17	2.57

Less distributions:
From net investment income	–		(0.10)	(0.10)	(0.02)	(0.12)	(0.07)

From net realized gain	–		–	–	(0.08)	(2.24)	(2.04)

Total distributions	–		(0.10)	(0.10)	(0.10)	(2.36)	(2.11)

Net asset value, end of year	$21.98		$26.44	$22.69	$16.21	$27.27	$28.46

Total return	(16.87	%)†	16.98%	40.60%	(40.22%)	3.57%	9.26%

Ratios/supplemental data:
Net assets, end of year (millions)	$384.8		$540.1	$699.6	$597.4	$638.4	$424.2

Ratio of expenses to average net assets	1.14	%‡	1.15%	1.12%	1.07%	1.07%	1.07%

Ratio of net investment income (loss) to average net assets	(0.08	%)‡	0.12%	0.36%	0.55%	0.30%	0.29%

Portfolio turnover rate**	46.56	%†	74.09%	100.19%	108.26%	86.61%	85.85%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$43.42		$33.43	$22.42	$39.43	$38.36	$33.47

Income (loss) from investment operations:

Net investment income (loss)	(0.16	)*	(0.21)	(0.12)*	–	(0.16)*	(0.08)*

Net realized and unrealized gain (loss) on investments	(9.31)		10.20	11.13	(17.01)	2.48	5.06

Total from investment operations	(9.47)		9.99	11.01	(17.01)	2.32	4.98

Less distributions:
From net investment income	–		–	(0.00)**	–	–	–

From net realized gain	–		–	–	(0.00)**	(1.24)	(0.09)

From return of capital	–		–	–	–	(0.01)	–

Total distributions	–		–	(0.00)**	(0.00)**	(1.25)	(0.09)

Net asset value, end of year	$33.95		$43.42	$33.43	$22.42	$39.43	$38.36

Total return	(21.81	%)†	29.88%	49.13%	(43.13%)	5.81%	14.90%

Ratios/supplemental data:
Net assets, end of year (millions)	$236.4		$466.5	$386.2	$299.0	$341.3	$79.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30	%‡	1.30%	1.29%	1.22%	1.19%	1.28%

After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	1.32%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.75	%)‡	(0.59%)	(0.43%)	(0.05%)	(0.38%)	(0.22%)

Portfolio turnover rate***	60.44	%†	110.64%	144.92%	138.59%	111.93%	92.76%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

*** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 43

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$35.65		$27.60	$18.67	$33.91	$39.16	$37.78

Income (loss) from investment operations:

Net investment income (loss)	(0.13	)*	(0.23)	(0.12)*	(0.08)	(0.20)	(0.14)

Net realized and unrealized gain (loss) on investments	(7.96)		8.28	9.05	(15.16)	(0.09)	2.88

Total from investment operations	(8.09)		8.05	8.93	(15.24)	(0.29)	2.74

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gain	–		–	–	(0.00)**	(4.93)	(1.36)

From return of capital	–		–	–	–	(0.03)	–

Total distributions	–		–	–	(0.00)**	(4.96)	(1.36)

Net asset value, end of year	$27.56		$35.65	$27.60	$18.67	$33.91	$39.16

Total return	(22.69	)†	29.17%	47.83%	(44.93%)	(2.01%)	7.45%

Ratios/supplemental data:
Net assets, end of year (millions)	$1,221.1		$1,781.6	$1,880.7	$1,492.0	$3,011.3	$2,938.8

Ratio of expenses to average net assets	1.24	%‡	1.24%	1.21%	1.16%	1.16%	1.18%

Ratio of net investment income (loss) to average net assets	(0.79	)‡	(0.65%)	(0.52%)	(0.29%)	(0.53%)	(0.40%)

Portfolio turnover rate***	61.74	%†	112.96%	127.18%	126.86%	107.61%	91.93%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 44

Rainier Funds

For a capital share outstanding throughout the period

BALANCED PORTFOLIO – ORIGINAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$15.82		$14.22	$11.24	$16.18	$17.77	$17.94

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.20	0.26	0.29	0.27

Net realized and unrealized gain (loss) on investments	(1.62)		1.60	2.97	(4.64)	0.57	1.14

Total from investment operations	(1.54)		1.76	3.17	(4.38)	0.86	1.41

Less distributions:
From net investment income	(0.08)		(0.16)	(0.19)	(0.26)	(0.29)	(0.28)

From net realized gain	–		–	–	(0.30)	(2.16)	(1.30)

Total distributions	(0.08)		(0.16)	(0.19)	(0.56)	(2.45)	(1.58)

Net asset value, end of year	$14.20		$15.82	$14.22	$11.24	$16.18	$17.77

Total return	(9.74	%)†	12.52%	28.35%	(27.35%)	4.38%	8.00%

Ratios/supplemental data:
Net assets, end of year (millions)	$33.2		$39.7	$51.1	$41.9	$72.5	$73.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.10	%‡	1.16%	1.12%	1.03%	1.05%	1.06%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a	1.08%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	0.99	%‡	1.13%	1.50%	1.85%	1.60%	1.48%

Portfolio turnover rate*	36.57	%†	69.29%	84.74%	84.85%	68.22%	73.27%

* Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 45

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME PORTFOLIO

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$13.07		$13.03	$12.33	$12.71	$12.38	$12.18

Income (loss) from investment operations:

Net investment income (loss)	0.21		0.45	0.49	0.51	0.54	0.51

Net realized and unrealized gain (loss) on investments	0.10		0.15	0.70	(0.38)	0.33	0.20

Total from investment operations	0.31		0.60	1.19	0.13	0.87	0.71

Less distributions:
From net investment income	(0.21)		(0.45)	(0.49)	(0.51)	(0.54)	(0.51)

From net realized gain	–		(0.11)	–	–	–	–

Total distributions	(0.21)		(0.56)	(0.49)	(0.51)	(0.54)	(0.51)

Net asset value, end of year	$13.17		$13.07	$13.03	$12.33	$12.71	$12.38

Total return	2.39	%†	4.62%	9.75%	1.11%	7.19%	5.91%

Ratios/supplemental data:
Net assets, end of year (millions)	$113.8		$110.6	$130.7	$110.6	$103.3	$67.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.70	%‡	0.71%	0.70%	0.67%	0.69%	0.73%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	3.20	%‡	3.36%	3.80%	4.12%	4.38%	4.20%

Portfolio turnover rate*	17.37	%†	40.18%	44.49%	19.84%	36.87%	42.97%

* Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 46

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$26.67		$22.85	$16.29	$27.42	$28.59	$28.05

Income (loss) from investment operations:

Net investment income (loss)	0.02		0.09 *	0.13 *	0.12	0.17 *	0.16 *

Net realized and unrealized gain (loss) on investments	(4.49)		3.85	6.54	(11.10)	1.09	2.52

Total from investment operations	(4.47)		3.94	6.67	(10.98)	1.26	2.68

Less distributions:
From net investment income	–		(0.12)	(0.11)	(0.07)	(0.18)	(0.10)

From net realized gain	–		–	–	(0.08)	(2.25)	(2.04)

Total distributions	–		(0.12)	(0.11)	(0.15)	(2.43)	(2.14)

Net asset value, end of year	$22.20		$26.67	$22.85	$16.29	$27.42	$28.59

Total return	(16.76	%)†	17.31%	40.93%	(40.09%)	3.83%	9.61%

Ratios/supplemental data:
Net assets, end of year (millions)	$666.7		$821.7	$848.6	$532.4	$454.7	$274.6

Ratio of expenses to average net assets	0.89	%‡	0.90%	0.88%	0.82%	0.82%	0.82%

Ratio of net investment income (loss) to average net assets	0.17	%‡	0.37%	0.62%	0.80%	0.55%	0.56%

Portfolio turnover rate**	46.56	%†	74.09%	100.19%	108.26%	86.61%	85.85%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 47

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007
Net asset value, beginning of year	$43.98		$33.78	$22.61	$39.67	$38.48	$33.49

Income (loss) from investment operations:
Net investment income (loss)	(0.10	)*	(0.11)	(0.03)	0.06	(0.05)*	0.01 *
Net realized and unrealized gain (loss) on investments	(9.45)		10.31	11.22	(17.12)	2.49	5.07

Total from investment operations	(9.55)		10.20	11.19	(17.06)	2.44	5.08

Less distributions:
From net investment income	–		–	(0.02)	–	–	–
From net realized gain	–		–	–	(0.00)**	(1.24)	(0.09)
From return of capital	–		–	–	–	(0.01)	–

Total distributions	–		–	(0.02)	(0.00)**	(1.25)	(0.09)

Net asset value, end of year	$34.43		$43.98	$33.78	$22.61	$39.67	$38.48

Total return	(21.71	%)†	30.20%	49.50%	(43.00%)	6.10%	15.19%

Ratios/supplemental data:
Net assets, end of year (millions)	$565.0		$467.7	$312.4	$183.4	$282.6	$116.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.05	%‡	1.05%	1.04%	0.97%	0.94%	1.03%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a	1.07%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	(0.48	%)‡	(0.34%)	(0.14%)	0.20%	(0.13%)	0.02%

Portfolio turnover rate***	60.44	%†	110.64%	144.92%	138.59%	111.93%	92.76%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

*** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 48

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$36.54		$28.22	$19.05	$34.50	$39.67	$38.15

Income (loss) from investment operations:

Net investment income (loss)	(0.09	)*	(0.13)	(0.06)*	(0.01)	(0.09)	(0.04)

Net realized and unrealized gain (loss) on investments	(8.16)		8.45	9.23	(15.44)	(0.12)	2.92

Total from investment operations	(8.25)		8.32	9.17	(15.45)	(0.21)	2.88

Less distributions:
From net investment income	–		–	–	–	–	–
From net realized gain	–		–	–	(0.00)**	(4.93)	(1.36)
From return of capital	–		–	–	–	(0.03)	–

Total distributions	–		–	–	(0.00)**	(4.96)	(1.36)

Net asset value, end of year	$28.29		$36.54	$28.22	$19.05	$34.50	$39.67

Total return	(22.58	%)†	29.48%	48.14%	(44.77%)	(1.78%)	7.75%

Ratios/supplemental data:
Net assets, end of year (millions)	$1,070.7		$1,445.2	$1,428.1	$999.3	$1,826.9	$1,534.1

Ratio of expenses to average net assets	0.99	%‡	0.99%	0.96%	0.91%	0.91%	0.93%

Ratio of net investment income (loss) to average net assets	(0.53	%)‡	(0.39%)	(0.26%)	(0.04%)	(0.28%)	(0.13%)

Portfolio turnover rate***	61.74	%†	112.96%	127.18%	126.86%	107.61%	91.93%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 49

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

BALANCED PORTFOLIO – INSTITUTIONAL SHARES

	Six months Ending Sept. 30, 2011 (Unaudited)		Fiscal year ending March 31,
			2011	2010	2009	2008	2007

Net asset value, beginning of year	$15.91		$14.30	$11.30	$16.27	$17.86	$18.03

Income (loss) from investment operations:

Net investment income (loss)	0.10		0.20	0.23	0.30	0.34	0.32

Net realized and unrealized gain (loss) on investments	(1.62)		1.61	2.99	(4.67)	0.56	1.13

Total from investment operations	(1.52)		1.81	3.22	(4.37)	0.90	1.45

Less distributions:
From net investment income	(0.10)		(0.20)	(0.22)	(0.30)	(0.33)	(0.32)
From net realized gain	–		–	–	(0.30)	(2.16)	(1.30)

Total distributions	(0.10)		(0.20)	(0.22)	(0.60)	(2.49)	(1.62)

Net asset value, end of year	$14.29		$15.91	$14.30	$11.30	$16.27	$17.86

Total return	(9.63	%)†	12.81%	28.68%	(27.20%)	4.61%	8.24%

Ratios/supplemental data:
Net assets, end of year (millions)	$28.0		$32.1	$30.3	$23.4	$25.1	$25.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	0.85	%‡	0.91%	0.87%	0.78%	0.80%	0.81%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a	0.83%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	1.24	%‡	1.38%	1.75%	2.10%	1.85%	1.75%

Portfolio turnover rate*	36.57	%†	69.29%	84.74%	84.85%	68.22%	73.27%

* Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios, five of which are included herein and include the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Portfolio” and collectively the “Funds”).

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio seek to maximize long-term capital appreciation. The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Portfolio seeks to provide investors with current income.

Each Portfolio (except the Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Portfolio represent an equal pro rata interest in the Portfolio, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Portfolio and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser pursuant to the Security Valuation Policy that the Board has adopted. On a case-by-case basis, the Investment Adviser’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities when a price is not readily available or a significant market event has occurred that affects the price of a security. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from the Investment Adviser’s Pricing Committee. The Board will approve, monitor and review the valuation decisions and policies made by the Investment Adviser’s Pricing Committee.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at

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Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Investment Adviser’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations or other news that would materially impact the price of a security. As of September 30, 2011, there were no securities held in the Portfolios that required fair valuation by the Investment Adviser’s Pricing Committee in accordance with the Board-approved policy. See Note 5.

The Funds normally price their securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, the NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. In the event such market quotations are not readily available, fair value will be determined as set forth in the Security Valuation Policy.

Debt securities held by the Funds shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy. Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Investments in other open-end mutual funds are valued at their stated net asset value.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of

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dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2011, open tax years subject to examination included the tax years ended March 31, 2007, through 2011.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Accounting for Derivatives. Recent accounting pronouncements require the Funds to disclose additional information regarding the use of derivatives. This disclosure would include information regarding how and why each Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affected each Portfolio’s operations and financial position. Because the Funds hold no derivatives, the adoption of these accounting standards had no impact on the Funds’ financial statements.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events and have determined that there are no subsequent events that require disclosure.

H) Line of Credit. During the period ended September 30, 2011, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2011, none of the Portfolios had a balance outstanding under the line of credit. During the period ended September 30, 2011, the Large Cap Equity Portfolio borrowed once under the line of credit for a duration of two days. The Small Mid Cap Equity Portfolio borrowed three times under the line of credit for a maximum duration of one day. The maximum amounts borrowed for the Large

P / 53

Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

Cap and Small/Mid Cap Portfolios were $4.1 million and $3.3 million and the total interest expenses were $736 and $660, respectively. All borrowings were made at an interest rate of 3.25%. The average of each borrowing for the period was $3.1 million. None of the other Portfolios borrowed under the line of credit during the period ended September 30, 2011.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Adviser”). Under the terms of the agreement, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

B) Fee Waivers and Expense Caps Fee Waiver: Effective April 1, 1997, the Investment Adviser has voluntarily undertaken to limit the advisory fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding Acquired Fund fees and expenses, Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges (Note 7), will not exceed the following levels:

Large Cap Equity	1.04%
Mid Cap Equity	1.10%
Small/Mid Cap Equity	1.23%
Balanced	0.94%
Intermediate Fixed Income	0.45%

The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/12. The agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Portfolio’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement.

At September 30, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Intermediate Fixed Income	$586,913

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

Intermediate Fixed Income
2012	$131,609
2013	$178,564
2014	$189,575
2015	$87,165

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C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Trust will be subject to an annual minimum fee of $650,000.

The Funds also pay sub-transfer agent fees to certain financial intermediaries.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser. Independent Trustees are compensated by the Trust at the total rate of $44,000 per year plus $5,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each Independent Trustee is $64,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a Trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred

payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the year ended September 30, 2011, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$580,617,711	$671,204,897
Mid Cap Equity	$625,903,498	$545,430,933
Small/Mid Cap Equity	$1,816,188,828	$2,073,558,238
Balanced	$24,013,893	$25,723,413
Intermediate Fixed Income	$13,832,103	$9,635,585

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $650,635 and $7,445,112 and sold $1,650,004 and $9,785,055, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements.

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Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Portfolio’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011:

Rainier Large Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,040,236,135	$–	$–	$1,040,236,135
Total Equity	1,040,236,135	–	–	1,040,236,135

Short-Term Investments	14,876,445	–	–	14,876,445
Total Investments in Securities	$1,055,112,580	$–	$–	$1,055,112,580

Rainier Mid Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$777,381,623	$–	$–	$777,381,623
Total Equity	777,381,623	–	–	777,381,623

Short-Term Investments	56,765,519	–	–	56,765,519
Total Investments in Securities	$834,147,142	$–	$–	$834,147,142

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Rainier Small/Midcap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$2,270,290,256	$–	$–	$2,270,290,256
Real Estate Investment Trusts	14,381,239	–	–	14,381,239
Total Equity	2,284,671,495	–	–	2,284,671,495

Short-Term Investments	13,574,139	–	–	13,574,139
Total Investments in Securities	$2,298,245,634	$–	$–	$2,298,245,634

Rainier Balanced Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$36,642,855	$–	$–	$36,642,855
Total Equity	36,642,855	–	–	36,642,855
Fixed Income
Mortgage Pass-Through Securities	$–	$447,904	$–	$447,904
Federal Agency Obligations	–	4,924,908	–	4,924,908
Corporate Bonds	–	18,357,925	–	18,357,925
Total Fixed Income	–	23,730,737	–	23,730,737

Short-Term Investments	1,788,022	–	–	1,788,022
Total Investments in Securities	$38,430,877	$23,730,737	$–	$62,161,614

Rainier Intermediate Fixed Income Portfolio	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$–	$310,679	$–	$310,679
Mortgage Pass-Through Securities	–	1,920,962	–	1,920,962
Federal Agency Obligations	–	25,270,460	–	25,270,460
Corporate Bonds	–	84,324,363	–	84,324,363
Total Fixed Income	–	111,826,464	–	111,826,464

Short-Term Investments	1,318,359	–	–	1,318,359
Total Investments in Securities	$1,318,359	$111,826,464	$–	$113,144,823

For the year ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 in any of the Funds.

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Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

NOTE 6. INCOME TAXES

As of March 31, 2011, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Cost of investments for tax purposes	$993,957,377	$705,726,822	$2,388,106,018	$57,692,967	$105,675,608

Gross tax unrealized appreciation	377,210,088	242,404,238	882,424,780	13,342,956	4,598,140
Gross tax unrealized depreciation	(19,017,067)	(4,321,857)	(23,923,718)	(553,737)	(103,859)

Net tax unrealized appreciation on investments	358,193,021	238,082,381	858,501,062	12,789,219	4,494,281

Undistributed ordinary income	3,842,794	–	–	235,426	415,948
Undistributed long–term capital gains	–	–	–	–	162,989
Other accumulated losses	(232,147,546)	(208,908,897)	(1,066,174,224)	(5,247,517)	(399,183)

Total accumulated earnings (losses)	$129,888,269	$29,173,484	($207,673,162)	$7,777,128	$4,674,035

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2011, the following table shows the reclassifications made:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity	–	–	–
Mid Cap Equity	$(3,466,456)	$3,466,456	–
Small/Mid Cap Equity	$(3,687,915)	$8,493,700	$(4,805,785)
Balanced	–	$945	$(945)
Intermediate Fixed Income	–	$9,314	$(9,314)

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As of March 31, 2011, the Funds had post-October losses and capital loss carryovers as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Capital Loss Carryovers - 2018	$231,916,624	$208,861,073	$1,065,750,542	$5,038,153	$–
Post-October Losses	–	–	–	–	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2011, and the year ended March 31, 2011, were as follows:

	Six months ended September 30, 2011		Year ended March 31, 2011
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Large Cap Equity	–	–	$6,491,298	–
Mid Cap Equity	–	–	–	–
Small/Mid Cap Equity	–	–	–	–
Balanced	$369,623	–	$934,674	–
Intermediate Fixed Income	$1,852,235	–	$4,105,050	$924,007

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2011.

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Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

NOTE 7. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties of the Investment Adviser for distribution-related and shareholder servicing activities. Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan. The Institutional Shares of the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and Balanced Portfolio do not pay any fees under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

NOTE 8. ACCOUNTING PRONOUNCEMENTS

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

•

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss;

•

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains; and

•

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

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In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

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General Information

Rainier Funds

September 30, 2011

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at www.rainierfunds.com/; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

Renewal of Investment Advisory Agreement

At a meeting of the Board of Trustees held on May 17, 2011, with all of the independent trustees present, the Board unanimously approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to each Fund.

In considering whether to continue the Advisory Agreement, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Adviser at the Board’s request. This information included financial and profitability information as well as an audit report for the Investment Adviser, a management fee and services comparison between the Funds and institutional accounts, extensive compliance information, detailed data on performance and expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees also discussed the proposed renewal in a private session with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In that private session, the independent trustees discussed with their independent legal counsel the various legal considerations applicable to their fiduciary duties in considering and acting on the continuation of the Advisory Agreement. In reaching their determinations relating to the renewal of the Advisory Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Adviser

The Board reviewed the past advisory and other services provided to the Funds by the Investment Adviser, and the independent trustees concurred that the Investment Adviser provides satisfactory services under the Advisory Agreement. The independent

P / 62

trustees emphasized in this regard the continuity of portfolio management teams, consistency of the Investment Adviser’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Adviser to those teams. The Board received regular information, as well as special presentations, from the Investment Adviser about its investment process and resources. The Board noted the Investment Adviser’s commitment to maintaining adequate resources in this area. The Board also viewed favorably the Investment Adviser’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Adviser. The Board reviewed detailed comparisons of the performance of the Funds for various periods compared to relevant securities indexes and various peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar, Inc. and Lipper, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar and Lipper. The Board emphasized longer term performance records, but noted the market challenges for various intermediate and longer term periods, especially those periods that included the severe market declines in 2008 and 2009. Despite various periods for which each equity Fund performed below the median of its respective peer group, several Funds have shown improvement in relative rankings for the most recent short-term periods. The independent trustees discussed with the Investment Adviser continuing measures taken by the Investment Adviser in an effort to improve the Funds’ relative performance, and to confirm that the key elements of its equity strategies remain appropriate despite various periods of weak relative performance. The Investment Adviser described certain actions taken to reallocate resources to particular sectors or strategies in an effort to improve performance of its stock selections in certain sectors. The Investment Adviser explained the importance of its style consistency and the long-term perspective taken, as well as its good credibility with institutional investors. The Board (including the independent trustees) concluded that each Fund’s performance was acceptable, particularly from a long-term perspective, even in cases where performance was below the median performance of the relevant peer group of funds, and that the Investment Adviser was taking reasonable actions in an effort to improve the relative performance of the equity Funds. The Board also noted that the equity Funds have shown improved relative performance against peer funds for the most recent one-year period, which the Board considered to be encouraging. In addition, the Intermediate Fixed Income Portfolio has shown favorable relative performance against peer group funds for various medium and longer term periods, and only slightly lower relative performance for the most recent one-year period reviewed.

Costs of Services Provided and Profitability to the Investment Adviser

At the request of the trustees, the Investment Adviser provided summary information concerning the profitability of the Investment Adviser’s investment advisory

P / 63

General Information

Rainier Funds

September 30, 2011

and investment company activities and its financial condition (such as working capital reserves and liquidity). The trustees reviewed the Investment Adviser’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Adviser’s largest operating cost. The Investment Adviser stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Adviser where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that there have been periods of increasing and decreasing profitability for the Investment Adviser, but that the trend showing a decrease in the Investment Adviser’s assets and profitability in 2009 compared to 2008 reversed to some extent in 2010. The Board noted the Investment Adviser’s significant past capital and other expenses related to prior asset growth, and supported by past improved profitability, such as those related to trading systems, disaster recovery, customer relations management, and general back office systems. The Board recognized the Investment Adviser’s explanation that the results for 2010 helped to compensate for less favorable financial results for 2008 and 2009. The trustees also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Adviser, which it has been able to maintain even during the market challenges of 2008 and 2009.

The Investment Adviser presented information showing that the advisory fees charged to the Funds compare reasonably to the fee rates charged to its other institutional advisory clients for comparable investment strategies. As part of that comparison of services provided to institutional advisory clients and the Funds, the Investment Adviser provided a summary of the higher level of services and support that is needed for the Funds compared to institutional clients managed using the same strategies. Based on those differences, the Board believes a comparison to the fees charged by the Investment Adviser to its institutional clients is of limited use. The Board also noted the Investment Adviser’s analysis showing that the profitability level for the institutional client business is within the same general range as the mutual fund business.

The trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits for the services it provides to each Fund to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints, which could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions in early 2009 reduced the size of the larger Funds, and the Investment Adviser

P / 64

previously closed the largest Fund (the Small/Mid Cap Equity Portfolio) to new investors for portfolio management reasons. Increases in securities prices over the past year, however, have helped to stabilize the Funds’ assets, but net redemptions for some periods have limited any gains in scale. The independent trustees did not disagree with the Investment Adviser’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, which did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Adviser in concluding that the contractual advisory fees are reasonable for the Funds. The Board also accepted the Investment Adviser’s representation that the Investment Adviser’s relationship with the Funds does not present a material subsidy, if any, to the Investment Adviser’s level of profitability compared to its other investment advisory business. The Board and the independent trustees separately concluded that the renewal of the Advisory Agreement was in the best interest of the shareholders of each affected Fund.

P / 65

Directory of Funds’ Service Providers

Rainier Funds

September 30, 2011

INVESTMENT ADVISER

Rainier Investment Management, Inc .®

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100 Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® (S&P 500 Index) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.6 billion to $411.2 billion as of May 31, 2011.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.6 billion to $18.3 billion as of May 31, 2011.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.6 billion to $18.3 billion as of May 31, 2011.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $130 million to $7.1 billion as of May 31, 2011.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $130 million to $7.1 Billion as of May 31, 2011.

The Balanced Index is computed by the Investment Adviser and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Dow Jones Industrial Average is an unmanaged index of common stocks composed of major industrial companies.

The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes more than 5,000 stocks traded only over-the-counter and not on an exchange.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RAINIER FUNDS    September 30, 2011

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

High Yield Portfolio

RAINIER

High Yield Portfolio

September 30, 2011

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER HIGH YIELD PORTFOLIO. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to express my appreciation for your investment in the Rainier High Yield Fund (“the Fund”). In this Semiannual Report, you will find unaudited financial statements detailing the expenses and holdings of the Fund for the six month period ending September 30, 2011.

Over the last six months, investors’ opinion of the high yield market and outlook for the economy have swung from relatively optimistic to lows not seen since the financial crisis and recession of late 2008 and early 2009. At the center of the shift in sentiment were the effects on the global economy that followed the earthquake, tsunami and nuclear disaster in Japan, the continuation of the European sovereign debt crisis, and the domestic debt ceiling debate. Given this slow growth and risk-averse environment, investors took a “risk-off” approach to corporate credit by preferring Treasurys over Corporate Bonds. Consistent with our higher-quality high-yield philosophy and strategy, performance benefited from minimizing exposure to the weakest and most speculative issuers in the high yield market. For more detailed comments regarding the market and Fund, please look to our extended commentary included in this Report.

Thank you again for your trust and confidence in Rainier.

Sincerely,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible.

The High Yield Portfolio invests in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the High Yield Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Portfolio invests in foreign securities which involve greater volatility and political, economic and currently risks and differences in accounting methods. These risks are greater for emerging markets. The Portfolio is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Portfolio is more exposed to individual stock volatility than a diversified fund.

Opinions expressed in this report are subject to change, not guaranteed, and are not to be considered investment advice.

Comments from the Investment Adviser

Over the last six months, investors’ opinion of the high yield market and outlook for the economy have swung from relatively optimistic to lows not seen since the financial crisis and recession of late 2008 and early 2009. At the center of the shift in sentiment were the effects on the global economy that followed the earthquake, tsunami and nuclear disaster in Japan, the continuation of the European sovereign debt crisis, and the domestic debt ceiling debate. Under the circumstances, the higher-quality high-yield strategy of the Rainier High Yield Fund outperformed the Bank of America Merrill Lynch U.S. High Yield Master II index by 278 basis points, returning -2.61% compared to the benchmark of -5.39% for the 6-month period ending September 30, 2011.

The period got off to a rough start after the disaster in Japan. The supply chain effects were greater than initially estimated, as the critical nature of the parts in a ‘just-in-time’ global supply chain compounded the effect resulting in supply shortages and factory slowdowns. Reflecting the drop in production activity, the US ISM manufacturing index fell from a recent peak of 61.4 in February to 50.6 in August, teetering on the verge of contractionary territory which is typically defined as levels below 50. Jobs data also deteriorated. New jobs were averaging more than 215,000 per month in February, March and April but fell significantly averaging only 72,000 new jobs per month over the following five months prompting the rise in the unemployment rate from 8.8% in March to 9.1% in September.

Contributing to the weakening of economic indicators and the decline in investor and household confidence was the highly contentious and partisan debt ceiling debate and the intensification of the European sovereign debt crisis. The outcome of the debt ceiling debate was disappointing, to say the least, given the aggressive posturing at the outset. The end result was judged less than necessary by Standard & Poor’s to maintain the status quo let alone set the stage for a reduction of the nation’s debt burden over the long-term which resulted in a downgrade of U.S. Bonds from AAA to AA+. Simultaneously, the European sovereign debt crisis escalated as it became apparent Greece would not be able to meet the fiscal consolidation targets it agreed to as a condition of its bailout and would require a second bailout. As a result, fears of contagion to other debt burdened countries and the potential impact to the global financial system were rampant. Consumer and business confidence fell to the lowest levels since the depths of the financial crisis in 2008 and early 2009. Reflecting the fear in the market, high yield credit spreads widened significantly 388 – 841 basis points and the percentage of debt considered distressed (1,000 basis points over Treasurys) jumped to more than 20% from only 2.8% at the end of March.

Consistent with our higher-quality high-yield philosophy and strategy, performance benefited from minimizing exposure to the weakest and most speculative issuers in the high yield market. The CCC rated segment of the Bank of America Merrill Lynch U.S. High Yield Master II benchmark generated a return of -13.34% underperforming the BB and single B rated segments of the benchmark which generated returns of -2.80% and -5.19%, respectively. Valuations of the lower quality segments of the market have improved relative to the BB rated segment of the index but are only at the long-term average, still far from the favorable risk/reward trade off required to justify investing in the most speculative segments of the market. Although we are optimistic for a rebound in GDP as manufacturers replenish depleted inventories following the supply chain impact from the disaster in Japan and the boost to consumer pocket books from the decline in gas prices, we are concerned it may be short lived given the lack of improvement in unemployment, pressure on household wealth from the continuing deterioration in the housing market and the recent drop in stock prices, compounded by anticipated cuts in federal spending on the horizon. Combined with only fair-at-best valuations in the lower-rated, most-speculative segments of the market, we believe the higher-quality BB and single-B-rated segments of the high yield market will continue to be the most attractive segment of the market on a risk adjusted basis.

About the Adviser:

The Investment Adviser to the Fund is Rainier Investment Management, Inc. ® (“Rainier”) located in Seattle, Washington. Rainier manages $14.5 billion of discretionary assets primarily for institutional clients.

Mutual fund investing involves risk; principal loss is possible.

The High Yield Portfolio invests in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the High Yield Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Portfolio invests in foreign securities which involve greater volatility and political, economic and currently risks and differences in accounting methods. These risks are greater for emerging markets. The Portfolio is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Portfolio is more exposed to individual stock volatility than a diversified fund.

Please refer to the Schedule of Investments for complete Portfolio holdings. Portfolio holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Reference to specific investments should not be construed as a recommendation by the Portfolio or the Investment Adviser to buy or sell securities.

Basis point = 1/100th of one percent

See page 28 for index descriptions.

PORTFOLIO INVESTMENT RETURNS

High Yield Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

        Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2011
	6 Months	1 Year	Since* Inception
High Yield Portfolio	-2.61%	2.86%	15.07%
Bank of America Merrill Lynch U.S. High Yield Master II Index	-5.39	1.32	23.59
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index	-3.92	1.98	19.65
Consumer Price Index	1.53	3.87	2.61
	Inception date 3/31/09

Gross and Net Expense Ratios are 0.77% and 0.65%, (excludes Acquired Fund Fees and Expenses), respectively, as of 3/31/11, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/12.

* Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

See page 28 for index descriptions.

FUND EXPENSES

Rainier Funds

September 30, 2011 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested 4/1/11 and held for the entire period from 4/1/11 to 9/30/11.

Actual Expense

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period,” to estimate the expenses you paid on your account during this period.

Hypothetical Examples For Comparison Purposes

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Yield Portfolio

Expenses Example	Actual Performance	Hypothetical Performance (5% annual return before expenses)
Beginning Account Value (4/1/11)	$1,000.00	$1,000.00
Ending Account Value (9/30/11)	$973.90	$1,021.75
Expenses Paid during Period*	$3.21	$3.29

*Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

Rainier High Yield Portfolio

Schedule Of Investments

September 30, 2011 (Unaudited)

Sector Representation as of September 30, 2011 (% of net assets)

	Principal Amount	Value
DEBT SECURITIES (95.4%)
CORPORATE BONDS (95.4%)
Automotive (11.5%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$300,000	$283,500
Delphi Corp.
6.125%, 05/15/2021 **	250,000	233,750
(Acquired 5/10/2011, Cost $250,000)
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	500,000	521,284
Lear Corp.
8.125%, 03/15/2020	500,000	527,500
Tenneco, Inc.
6.875%, 12/15/2020	100,000	97,500
The Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	197,000	214,238

Total Automotive		1,877,772

Rainier High Yield Portfolio

Schedule Of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
Basic Industry (8.7%)
Cascades, Inc.^
7.875%, 01/15/2020	$250,000	$236,250
Domtar Corp.
10.750%, 06/01/2017	300,000	375,000
Masco Corp.
5.850%, 03/15/2017	300,000	284,937
Mohawk Industries, Inc.
6.875%, 01/15/2016*	300,000	311,250
Solutia, Inc.
8.750%, 11/01/2017	100,000	107,000
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	98,750

Total Basic Industry		1,413,187

Capital Goods (13.1%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	209,625
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021 **	250,000	251,250
(Acquired 1/18/2011, Cost $250,000)
Graham Packaging Co. LP / GPC Capital Corp. I
8.250%, 10/01/2018	200,000	202,000
Graphic Packaging International, Inc.:
9.500%, 06/15/2017	100,000	107,500
7.875%, 10/01/2018	100,000	103,000
Greif, Inc.
7.750%, 08/01/2019	300,000	313,500
Solo Cup Co.
10.500%, 11/01/2013	400,000	398,000
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	300,000	300,750
SPX Corp.
6.875%, 09/01/2017	250,000	257,500

Total Capital Goods		2,143,125

Consumer Cyclical (4.8%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	233,000	243,485
Collective Brands, Inc.
8.250%, 08/01/2013	178,000	178,000
HSN, Inc.
11.250%, 08/01/2016	75,000	82,500
Levi Strauss & Co.
7.625%, 05/15/2020	100,000	93,500
The Gymboree Corp.
9.125%, 12/01/2018	250,000	186,250

Total Consumer Cyclical		783,735

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
Consumer Non-Cyclical (6.3%)
Constellation Brands, Inc.
7.250%, 05/15/2017	$300,000	$316,500
Jarden Corp.
7.500%, 01/15/2020	100,000	101,625
Revlon Consumer Products
9.750%, 11/15/2015	150,000	157,875
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020 **	100,000	98,500
(Acquired 12/17/2010, Cost $100,000)
Tyson Foods, Inc.
10.500%, 03/01/2014	300,000	348,000

Total Consumer Non-Cyclical		1,022,500

Energy (10.7%)
Bill Barrett Corp.
7.625%, 10/01/2019	100,000	98,500
Calumet Specialty Products Partners LP
9.375%, 05/01/2019 **	100,000	93,500
(Acquired 4/15/2011, Cost $100,000)
El Paso Corp.
7.000%, 06/15/2017	300,000	337,550
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	250,000	250,000
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	323,517
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	160,425
(Acquired 05/11/2009 and 08/25/2009, Cost $151,065)
Stone Energy Corp.
8.625%, 02/01/2017	200,000	189,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	300,000

Total Energy		1,752,492

Financial Services (5.5%)
Aircastle Ltd. ^
9.750%, 08/01/2018	300,000	310,500
International Lease Finance Corp.:
6.250%, 05/15/2019	500,000	435,227
8.250%, 12/15/2020	150,000	147,375

Total Financial Services		893,102

Health Care (3.6%)
HCA, Inc.
8.500%, 04/15/2019	300,000	319,500
Tenet Healthcare Corp.
8.000%, 08/01/2020	200,000	182,500
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	92,250

Total Health Care		594,250

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
Media (0.6%)
Cablevision Systems Corp.
8.625%, 09/15/2017	$100,000	$104,625

Total Media (0.6%)		104,625

Services (11.3%)
Cinemark USA, Inc.
8.625%, 06/15/2019	100,000	103,500
Clean Harbors, Inc.
7.625%, 08/15/2016	90,000	94,275
Diversey, Inc.
8.250%, 11/15/2019	250,000	299,375
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	249,375
Scientific Games Corp.
8.125%, 09/15/2018	100,000	98,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	325,500
The Hertz Corp.
6.750%, 04/15/2019	200,000	182,500
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	208,500
8.375%, 09/15/2020	300,000	276,750

Total Services		1,838,525

Technology & Electronics (3.2%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	300,000	295,500
Amkor Technology, Inc.
6.625%, 06/01/2021 **	250,000	225,000
(Acquired 5/17/2011, Cost $250,000)

Total Technology & Electronics		520,500

Telecommunications (14.1%)
Clearwire Communications LLC
12.000%, 12/01/2015 **	300,000	255,750
(Acquired 11/19/2009, Cost $296,625)
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	310,875
GCI, Inc.
8.625%, 11/15/2019	100,000	104,750
GeoEye, Inc.
9.625%, 10/01/2015	250,000	273,750
Level 3 Communications, Inc.
11.875%, 02/01/2019 **	200,000	191,000
(Acquired 4/13/2011, Cost $218,275)
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	243,750
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	246,250

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2011 (Unaudited)

	Principal Amount	Value
Telecommunications (14.1%) Continued
Sprint Capital Corp.
6.875%, 11/15/2028	$550,000	$413,875
Windstream Corp.
7.875%, 11/01/2017	250,000	254,375

Total Telecommunications		2,294,375

Utilities (2.0%)
The AES Corp.
9.750%, 04/15/2016	300,000	324,000

Total Utilities		324,000

TOTAL CORPORATE BONDS
(Cost $14,992,485)		$15,562,188

TOTAL DEBT SECURITIES
(Cost $14,992,485)		$15,562,188

	Shares	Value
EXCHANGE TRADED FUNDS (2.0%)
Funds, Trusts, and Other Financial Vehicles (2.0%)	2,000	$165,460
iShares iBoxx $ High Yield Corporate Bond Fund
SPDR Barclays Capital High Yield Bond ETF	4,500	162,855

TOTAL EXCHANGE TRADED FUNDS
(Cost $336,406)		$328,315

MONEY MARKET FUNDS (0.6%)
First American Treasury Obligations Fund
0.0000% ***	99,195	$99,195

TOTAL MONEY MARKET FUNDS
(Cost $99,195)		$99,195

TOTAL INVESTMENTS (98.0%)
(Cost $15,428,086)		$15,989,698

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		330,319

TOTAL NET ASSETS (100.0%)		$16,320,017

*The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

**Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2011, the value of these securities totaled $1,509,175.

*** Rated quoted is seven-day yield period end.

^ U.S. Dollar denominated foreign security.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Rainier Funds

September 30, 2011 (Unaudited)

High Yield Portfolio
ASSETS
Investments in securities, at cost	$15,428,086

Investments in securities, at value (Note 2, 5)	$15,989,698
Interest receivable	354,064
Prepaid expenses	3,448

Total assets	16,347,210

LIABILITIES
Payables
Distributions to shareholders	7,351
Due to Investment Adviser (Note 3)	6,938
Accrued expenses	8,136
Deferred Trustee compensation (Note 3)	4,768

Total liabilities	27,193

Net Assets	$16,320,017

COMPONENTS OF NET ASSETS
Paid-in capital	$15,599,270
Accumulated undistributed net investment income	3,412
Accumulated undistributed net realized gain on investments	155,723
Net unrealized appreciation on investments	561,612

Net assets	$16,320,017

Institutional shares

Net assets applicable to shares outstanding	$16,320,017
Shares outstanding	1,437,884
Net asset value, offering and redemption price per share	$11.35

The accompany notes are an integrap part of these financial statements.

STATEMENT OF OPERATIONS

Rainier Funds

For the six months ending September 30, 2011 (Unaudited)

High Yield Portfolio
INVESTMENT INCOME
Income
Dividends	$2,265
Interest	619,394

Total income	621,659

Expenses
Investment advisory fees (Note 3)	45,313
Administration fees* (Note 3)	4,866
Audit fees	8,821
Trustee fees (Note 3)	(1,491)
Misc.	2,469

Total expenses	59,978
Less: fees waived and expenses absorbed (Note 3)	(6,426)

Net expenses	53,552

Net investment income	568,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	111,192
Net change in unrealized appreciation / depreciation on investments	(1,128,018)

Net realized and unrealized loss on investments	(1,016,826)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(448,719)

* Includes administrator, transfer agent, fund accounting and custody fees.

The accompany notes are an integrap part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Rainier Funds

September 30, 2011 (Unaudited)

	High Yield Portfolio
	Six Months ending September 30, 2011 (Unaudited)	Fiscal Year ending March 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:

Net investment income (loss)	$568,107	$1,040,692
Net realized gain (loss) on investments	111,192	223,064
Net change in unrealized appreciation / depreciation on investments	(1,128,018)	551,644

Increase (decrease) in net assets resulting from operations	(448,719)	1,815,400

Distributions to shareholders
From net investment income Institutional shares	(564,795)	(1,040,773)
From net realized gain on investments sold Institutional shares	-	(519,472)

Decrease in net assets from distributions	(564,795)	(1,560,245)

Capital share transactions
Proceeds from shares sold Institutional shares	800,000	2,700,000
Proceeds from shares reinvested Institutional shares	520,420	1,434,769
Cost of shares redeemed Institutional shares	-	(503,985)

Net increase (decrease) from capital share transactions	1,320,420	3,630,784

Net increase (decrease) in net assets	306,906	3,885,939

NET ASSETS
Beginning of year	16,013,111	12,127,172

End of year	$16,320,017	$16,013,111

Accumulated undistributed net investment income (loss)	$3,412	$100

Institutional shares
Shares sold	66,407	227,319
Shares issued on reinvestment of distributions	43,732	119,605
Shares redeemed	-	(43,076)

Net increase (decrease) in shares outstanding	110,139	303,848

The accompany notes are an integrap part of these financial statements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

Rainier High Yield Portfolio

	Six months Ending Sept. 30, 2011		Fiscal Year Ending March 31,
	(unaudited)		2011	2010

Net asset value, beginning of year	$12.06		$11.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.41		0.87 *	0.90 *
Net realized and unrealized gain (loss) on investments	(0.71)		0.63	1.91

Total from investment operations	(0.30)		1.50	2.81

Less distributions:
From net investment income	(0.41)		(0.87)	(0.89)
From net realized gain	-		(0.41)	(0.08)

Total distributions	(0.41)		(1.28)	(0.97)

Net asset value, end of year	$11.35		$12.06	$11.84

Total return	(2.61%	) †	13.21%	28.86%

Ratios/supplemental data:
Net assets, end of year (millions)	$16.3		$16.0	$12.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.73%	‡	0.77%	0.95%
After fees waived and expenses absorbed	0.65%	‡	0.65%	0.65%

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	6.90%	‡	7.20%	8.22%

Portfolio turnover rate	6.90%	†	26.16%	67.89%

* Computed using the average shares method.

† Not annualized.

‡ Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Rainier Funds

September 30, 2011 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios, one of which, the High Yield Portfolio (“Portfolio”) is included herein.

The High Yield Portfolio seeks to earn a high level of current income. Capital appreciation is a secondary objective.

The Portfolio offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

The Investment Adviser and certain control persons of the Investment Adviser own more than 90% of the outstanding shares of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Portfolio, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser pursuant to the Security Valuation Policy that the Board has adopted. On a case-by-case basis, the Investment Adviser’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities when a price is not readily available or a significant market event has occurred that affects the price of a security. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from the Investment Adviser’s Pricing Committee. The Board will approve, monitor and review the valuation decisions and policies made by the Investment Adviser’s Pricing Committee.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Investment Adviser’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations or other news that would materially impact the price of a security. As of September 30, 2011, there were no securities held in the Portfolio that required fair valuation by the Investment Adviser’s Pricing Committee in accordance with the Board-approved policy. See Note 5.

The Portfolio normally prices its securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® , the NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. In the event such market quotations are not readily available, fair value will be determined as set forth in the Security Valuation Policy.

Debt securities held by the Portfolio shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy. Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Investments in other open-end mutual funds are valued at their stated net asset value.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Portfolio.

As of and during the year ended September 30, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the year, the Portfolio did not incur any interest or penalties. As of September 30, 2011, open tax years subject to examination included the tax years ended March 31, 2010 through 2011.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Accounting for Derivatives. Recent accounting pronouncements require the Funds to disclose additional information regarding use of derivatives. This disclosure would include information regarding how and why each Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affected each Portfolio’s operations and financial position. Because the Portfolio holds no derivatives, the adoption of these accounting standards had no impact on the Portfolio’s financial statements.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Portfolio has evaluated subsequent events and has determined that there are no subsequent events that require disclosure.

H) Line of Credit. During the period ended September 30, 2011, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. The Portfolio did not borrow under the line of credit during the period ended September 30, 2011.

NOTE 3. COMMITMENTS, OTHER RELATED·PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Portfolio, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Adviser”). Under the terms of the agreement, the Portfolio will pay an investment advisory fee of 0.55% of average daily net assets.

B) Expense Caps. Although not required to do so, the Investment Adviser has contractually agreed to reimburse the Portfolio to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed 0.65%.

The expense limitation is based on the average daily net assets of the Portfolio and excludes Acquired Fund fees and expenses, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/12. The agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Expenses reimbursed by the Investment Adviser may be recouped from the Portfolio. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to the Portfolio’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for the Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement.

At September 30, 2011, the amount available for recoupment that has been paid and/or waived by the Investment Adviser on behalf of the Portfolio is $55,202.

The Investment Adviser may recapture a portion of the following amounts no later than March 31st of the years stated below:

2013    $31,658

2014    $17,118

2015    $6,426

C) Omnibus Fee Agreement. The Trust, on behalf of the Portfolio, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Trust will be subject to an annual minimum fee of $650,000. The Portfolio pays a minimum of $10,000 annually.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser. Independent Trustees are compensated by the Trust at the total rate of $44,000 per year plus $5,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Portfolio and the other portfolios of the Trust. (If all quarterly meetings are attended, total annual compensation for each Independent Trustee is $64,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a Trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Portfolio recognizes as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. government securities, for the period ended September 30, 2011, were $2,749,406 and $1,079,963, respectively.

There were no purchases or sales of U.S. government securities by the High Yield Portfolio.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and iii)

purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Portfolio has disclosed the applicable requirements of this accounting standard in their financial statements.

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2011:

	Level 1	Level 2		Level 3		Total
Equity
Exchanged Traded Funds	$328,315	$	---	$	---	$328,315

Total Fixed Income	328,315		---		---	328,315

Fixed Income
Corporate Bonds	---		15,562,188		---	15,562,188

Total Fixed Income	---		15,562,188		---	15,562,188

Short-Term Investment	99,195		---		---	99,195

Total Investments in Securities	$427,510		$15,562,188	$	---	$15,989,698

For the period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 in the Fund.

NOTE 6. INCOME TAXES

As of March 31, 2011, the components of distributable accumulated earnings on a tax basis were as follows:

High Yield Portfolio
Cost of investments for tax purposes	$14,041,733

Gross tax unrealized appreciation	1,697,375
Gross tax unrealized depreciation	(7,745)

Net tax unrealized appreciation on investments	1,689,630

Undistributed ordinary income	111,963
Undistributed long–term capital gains	40,894

Other accumulated losses	(108,226)

Total accumulated earnings	$1,734,261

The tax components of distributions paid during the six months ended September 30, 2011 and March 31, 2011, were as follows:

	Six months ended September 30, 2011
	Ordinary Income	Long-term Capital Gain
High Yield Portfolio	$564,795	---

	Year ended March 31, 2011
	Ordinary Income	Long-term Capital Gain
High Yield Portfolio	$1,515,636	$44,609

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2011.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In December 22, 2010, the Regulated Investment Company Modernization Act of 2010 ( the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

•

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss;

•

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains; and

•

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Portfolio’s proxy voting policy and voting records, without charge, upon request by contacting the Portfolio directly at 1-800-248-6314; or on the Portfolio’s website at www.rainierfunds.com; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Renewal of Investment Advisory Agreement for the High Yield Portfolio

At a meeting of the Board of Trustees held on May 17, 2011, with all of the independent trustees present, the Board unanimously approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the High Yield Portfolio (the “Portfolio”).

In considering whether to continue the Advisory Agreement, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Adviser at the Board’s request. This information included financial and profitability information as well as an audit report for the Investment Adviser, a management fee and services comparison between the Funds and institutional accounts, extensive compliance information, detailed data on performance and expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees also discussed the proposed renewal in a private session with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In that private session, the independent trustees discussed with their independent legal counsel the various legal considerations applicable to their fiduciary duties in considering and acting on the continuation of the Advisory Agreement. In reaching their determinations relating to the renewal of the Advisory Agreement with respect to the Portfolio, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them, and their determinations were made separately with respect to the Portfolio.

Nature, extent and quality of services provided by the Investment Adviser

The Board reviewed the past advisory and other services provided to the Funds by the Investment Adviser, and the independent trustees concurred that the Investment Adviser provides satisfactory services under the Advisory Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams, consistency of the Investment Adviser’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Adviser to those teams. The Board received regular information, as well as special presentations, from the Investment Adviser about its investment process and resources. The Board noted the Investment Adviser’s commitment to maintaining adequate resources in this area. The Board also viewed favorably the Investment Adviser’s and the Portfolio’s clean regulatory record and strong compliance culture. The Board considered the Investment Adviser’s past services to the other mutual funds its manages to the extent considered relevant.

Investment Performance

The Board reviewed detailed performance information for the Portfolio for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Adviser. The Board reviewed detailed comparisons of the performance of the Portfolio for various periods compared to relevant securities indexes and various peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Portfolio’ administrator) using data from Morningstar, Inc. and Lipper, Inc. On a regular quarterly basis, the Board also reviews performance of the Portfolio for various time periods using data from Morningstar and Lipper. The Board recognized the relatively short time since inception of the Portfolio and the need for the Portfolio to develop a longer term performance record of at least three (3) years. It noted the performance of the Portfolio, which had lagged its peer group average but accepted the Investment Adviser’s explanation about the higher quality segment of the high yield market emphasized by the Portfolio and the generally relatively lower performance of securities in that market segment.

Costs of Services Provided and Profitability to the Investment Adviser

At the request of the trustees, the Investment Adviser provided summary information concerning the profitability of the Investment Adviser’s investment advisory and investment company activities and its financial condition (such as working capital reserves and liquidity). The trustees reviewed the Investment Adviser’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Adviser’s largest operating cost. The Investment Adviser stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Adviser where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that there have been periods of increasing and decreasing profitability for the Investment Adviser, but that the trend showing a decrease in the Investment Adviser’s assets and profitability in 2009 compared to 2008 reversed to some extent in 2010. The Board noted the Investment Adviser’s significant past capital and other expenses related to prior asset growth, and supported by past improved profitability, such as those related to trading systems, disaster recovery, customer relations management, and general back office systems. The Board recognized the Investment Adviser’s explanation that the results for 2010 helped to compensate for less favorable financial results for 2008 and 2009. The trustees also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Adviser, which it has been able to maintain even during the market challenges of 2008 and 2009.

The Investment Adviser presented information showing that the advisory fee charged to the Portfolio compares reasonably to the fee rates charged to its other institutional advisory clients for comparable investment strategies. As part of that comparison of services provided to institutional advisory clients and the Portfolio, the Investment Adviser provided a summary of the higher level of services and support that is needed for the Portfolio compared to institutional clients managed using the same strategies. Based on those differences, the Board believes a comparison to the fees charged by the Investment Adviser to its institutional clients is of limited use. The Board also noted the Investment Adviser’s analysis showing that the profitability level for the institutional client business is within the same general range as the mutual fund business.

Most importantly, the trustees noted that largely internal money from the Investment Adviser and its affiliates was invested in the Portfolio. In addition, the small size and recent inception of the Portfolio means that the Investment Adviser would largely subsidize the Portfolio’s expenses for the foreseeable future until a large amount of external investments are permitted and received.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolio grows. Most importantly, the trustees recognize that the Portfolio is small and only recently commenced investment operations. For that reason, until a large amount of external investments are permitted and received, there will be no relevant economies of scale to consider with respect to the Portfolio. The independent trustees did not disagree with the Investment Adviser’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, in most cases ranging from slightly above the median fee rates to below the median fee rates. The Board also recognized the benefits to the Portfolio of the Investment Adviser’s past investment in the Portfolio’s operations, and its commitment to maintain reasonable overall operating expenses for the Portfolio.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Adviser in concluding that the contractual advisory fee is reasonable for the Portfolio. The Board also accepted the Investment Adviser’s representation that the Investment Adviser’s relationship with the Portfolio does not present a subsidy to the Investment Adviser’s level of profitability. The Board and the independent trustees separately concluded that the renewal of the Advisory Agreement was in the best interest of the shareholders of the Portfolio.

Directory of Fund Service Providers

INVESTMENT ADVISER

Rainier Investment Management, Inc.®

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

INDEX DESCRIPTIONS

The Bank of America Merrill Lynch U.S. High Yield Master II Index is composed of all qualifying securities that represent the High Yield Market; including corporate bonds and distressed securities.

The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all securities in this Index rated BB+ through B.

The Bank of America Merrill Lynch U.S. High Yield B Rated Index contains all securities in this Index rated B.

The Bank of America Merrill Lynch U.S. High Yield BB Rated Index contains all securities in this Index rated BB.

The Bank of America Merrill Lynch U.S. High Yield CCC Rated Index contains all securities in this Index rated CCC.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

The Fund’s SEC Investment Company Act File number is 811-8270.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

Item 2. Code of Ethics.

“Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

“Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

“Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

“Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.”

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed June 23,2004.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, Chief Financial Officer and Treasurer

Date	12/2/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, Chief Financial Officer and Treasurer

Date	12/2/2011